[MFS(R) INVESTMENT MANAGEMENT LOGO]

  MFS(R) VARIABLE INSURANCE TRUST(SM)                                 PROSPECTUS
  MAY 1, 2004                                                      INITIAL CLASS

  MFS(R) BOND SERIES

  MFS(R) CAPITAL OPPORTUNITIES SERIES

  MFS(R) EMERGING GROWTH SERIES

  MFS(R) INVESTORS GROWTH STOCK SERIES

  MFS(R) NEW DISCOVERY SERIES

  MFS(R) RESEARCH SERIES

  MFS(R) UTILITIES SERIES


This Prospectus describes seven series of the MFS Variable Insurance Trust (referred to as the trust), each of which offers Initial Class shares.
  1. MFS BOND SERIES seeks mainly to provide as high a level of current income as is believed consistent with prudent risk and secondarily to protect shareholders' capital (referred to as the Bond Series).
  2. MFS CAPITAL OPPORTUNITIES SERIES seeks capital appreciation (referred to as the Capital Opportunities Series).
  3. MFS EMERGING GROWTH SERIES seeks to provide long-term growth of capital (referred to as the Emerging Growth Series).
  4. MFS INVESTORS GROWTH STOCK SERIES seeks to provide long-term growth of capital and future income rather than current income (referred to as the Investors Growth Stock Series).
  5. MFS NEW DISCOVERY SERIES seeks capital appreciation (referred to as the New Discovery Series).
  6. MFS RESEARCH SERIES seeks to provide long-term growth of capital and future income (referred to as the Research Series).
  7. MFS UTILITIES SERIES seeks capital growth and current income (income above that available from a portfolio invested entirely in equity securities) (referred to as the Utilities Series).

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SERIES' SHARES OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

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TABLE OF CONTENTS

                                                                                  PAGE
I       Expense Summary                                                              1

II      Risk Return Summary                                                          3

         1. Bond Series                                                              3

         2. Capital Opportunities Series                                             7

         3. Emerging Growth Series                                                  10

         4. Investors Growth Stock Series                                           13

         5. New Discovery Series                                                    15

         6. Research Series                                                         18

         7. Utilities Series                                                        20

III     Certain Investment Strategies and Risks                                     25

IV      Management of the Series                                                    25

V       Description of Shares                                                       26

VI      Other Information                                                           26

VII     Financial Highlights                                                        28

        Appendix A -- Investment Techniques and Practices                          A-1

     The trust offers Initial Class shares of its 15 series to separate accounts established by insurance companies in order to serve as investment vehicles for variable annuity and variable life insurance contracts and to qualified pension and retirement plans. Each of these series is managed by Massachusetts Financial Services Company (referred to as MFS or the adviser). Seven of these are described below.

I    EXPENSE SUMMARY

-    EXPENSE TABLE

     This table describes the fees and expenses that you may pay when you hold initial class shares of each series. These fees and expenses do NOT take into account the fees and expenses imposed by insurance companies through which your investment in a series may be made.

     ANNUAL SERIES OPERATING EXPENSES (expenses that are deducted from a series' assets):

                                                                        CAPITAL     EMERGING   INVESTORS
                                                          BOND       OPPORTUNITIES   GROWTH   GROWTH STOCK
                                                         SERIES         SERIES       SERIES      SERIES
                                                        --------     -------------  --------- ------------
     Management Fee                                       0.60%          0.75%        0.75%       0.75%
     Other Expenses                                       0.34%          0.19%        0.12%       0.13%
                                                        ------          -----         ----        ----
     Total Annual Series Operating Expenses               0.94%          0.94%        0.87%       0.88%
       Fee Reductions                                    (0.19)%(2)     (0.04)%(2)     N/A         N/A
                                                        ------          -----         ----        ----
       Net Expenses(1)                                    0.75%          0.90%        0.87%       0.88%

                                                           NEW
                                                        DISCOVERY   RESEARCH    UTILITIES
                                                         SERIES      SERIES      SERIES
                                                        ---------   --------    ---------
     Management Fee                                        0.90%      0.75%      0.75%
     Other Expenses                                        0.14%      0.13%      0.17%
                                                        -------     ------      -----
     Total Annual Series Operating Expenses                1.04%      0.88%      0.92%
       Fee Reductions                                       N/A        N/A        N/A
                                                        -------     ------      -----
       Net Expenses(1)                                     1.04%      0.88%      0.92%

----------
     (1) Each series has an expense offset arrangement that reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other Expenses" do not take into account these fee reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, "Net Expenses" would be lower for certain series and would equal:
          0.86% for Emerging Growth Series
          0.87% for Investors Growth Stock Series
          1.03% for New Discovery Series
          0.91% for Utilities Series
     (2) MFS has contractually agreed, subject to reimbursement, to bear the series' expenses such that "Other Expenses" (after taking into account the expense offset and brokerage arrangements described above), do not exceed 0.15% annually for each series. This contractual fee arrangement may not be changed without approval of the Board of Trustees which oversees the series. These reimbursement agreements will terminate on the earlier of April 30, 2005 or such date as all expenses previously borne by MFS under agreement have been paid by the series.

-    EXAMPLE OF EXPENSES--INITIAL CLASS

     THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE SERIES WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THESE EXAMPLES DO NOT TAKE INTO ACCOUNT THE FEES AND EXPENSES IMPOSED BY INSURANCE COMPANIES THROUGH WHICH YOUR INVESTMENT IN A SERIES MAY BE MADE.

        The examples assume that:

         - You invest $10,000 in the series for the time periods indicated and you redeem your shares at the end of the time periods;

         - Your investment has a 5% return each year and dividends and other distributions are reinvested; and

         - The series' operating expenses remain the same, except that for the Bond Series and the Capital Opportunities Series. These series' total operating expenses are assumed to be the series' "Net Expenses" for the first year, and the series' "Total Annual Series Operating Expenses" for subsequent years (see the expense table on the previous page).

        Although your actual costs may be higher or lower, under these assumptions your costs would be:

                                                                              PERIOD
                                                   ------------------------------------------------------------
                                                    1 YEAR           3 YEARS          5 YEARS          10 YEARS
     ----------------------------------------------------------------------------------------------------------
     Bond Series                                   $    77         $     281        $     502         $   1,137
     Capital Opportunities Series                       92               296              516             1,151
     Emerging Growth Series                             89               278              482             1,073
     Investors Growth Stock Series                      90               281              488             1,084
     New Discovery Series                              106               331              574             1,271
     Research Series                                    90               281              488             1,084
     Utilities Series                                   94               293              509             1,131

II   RISK RETURN SUMMARY

     Investment strategies which are common to all series are described under the caption "Certain Investment Strategies."

     1:   BOND SERIES

-    INVESTMENT OBJECTIVES

     The series' main investment objective is to provide as high a level of current income as is believed to be consistent with prudent risk. Its secondary objective is to protect shareholders' capital. These objectives may be changed without shareholder approval.

-    PRINCIPAL INVESTMENT POLICIES

     The series invests, under normal market conditions, at least 80% of its net assets in the following fixed income securities:

     - CORPORATE BONDS, which are bonds or other debt obligations issued by domestic or foreign (including emerging market) corporations or other similar entities.

     - U.S. GOVERNMENT SECURITIES, which are bonds or other debt obligations issued by, or whose principal and interest payments are guaranteed or supported by, the U.S. government or one of its agencies or instrumentalities (including mortgage-backed securities). Although U.S. Government agencies or instrumentalities are chartered or sponsored by Congress, they may not be funded by Congress and securities issued by certain of these entities are not issued or guaranteed by the U.S. Treasury or supported by the full faith and credit of the U.S. Government.

     - MORTGAGE-BACKED AND ASSET-BACKED SECURITIES, which represent interests in a pool of assets such as mortgage loans, car loan receivables or credit card receivables.

     While the series may purchase corporate bonds which have been assigned lower credit ratings by credit rating agencies (commonly known as junk bonds), it focuses on investment grade bonds. These bonds are rated in the higher rating categories by credit rating agencies or are unrated and considered by MFS to be comparable in quality.

     In selecting fixed income investments for the series, MFS considers the views of its large group of fixed income portfolio managers and research analysts. This group periodically assesses the three-month total return outlook for various segments of the fixed income markets. This three-month "horizon" outlook is used by the portfolio manager(s) of MFS' fixed income oriented funds (including the series) as a tool in making or adjusting a series' asset allocations to various segments of the fixed income markets. In assessing the credit quality of fixed income securities, MFS does not rely solely on the credit ratings assigned by credit rating agencies, but rather primarily performs its own independent credit analysis.

     The series may invest in derivative securities. Derivatives are securities whose value may be based on other securities, currencies, interest rates, or indices. Derivatives include:

     -  futures and forward contracts,

     - options on futures contracts, foreign currencies, securities and bond indices,

     -  structured notes and indexed securities, and

     -  swaps, caps, floors and collars.

     Consistent with the series' principal investment policies the series may invest in foreign securities (including emerging market securities), and may have exposure to foreign currencies through its investment in these securities.

     The series has engaged and may engage in active and frequent trading to achieve its principal investment strategies.

-    PRINCIPAL RISKS OF AN INVESTMENT

     The principal risks of investing in the series and the circumstances reasonably likely to cause the value of your investment in the series to decline are described below. The share price of the series generally changes daily based on market conditions and other factors. Please note that there are many circumstances which could cause the value of your investment in the series to decline, and which could prevent the series from achieving its objective, that are not described here.

     The principal risks of investing in the series are:

     - ALLOCATION RISK: The series will allocate its investments among various segments of the fixed income markets based upon judgments made by MFS. The series could miss attractive investment opportunities by underweighting markets where there are significant returns, or could lose value overweighting markets where there are significant declines.

     - INTEREST RATE RISK: When interest rates rise, the prices of fixed income securities in the series' portfolio will generally fall. Conversely, when interest rates fall, the prices of fixed income securities in the series' portfolio will generally rise.

     - MATURITY RISK: Interest rate risk will generally affect the price of a fixed income security more if the security has a longer maturity. Fixed income securities with longer maturities will therefore be more volatile than other fixed income securities with shorter maturities. Conversely, fixed income securities with shorter maturities will be less volatile but generally provide lower returns than fixed income securities with longer maturities. The average maturity of the series' fixed income investments will affect the volatility of the series' share price.

     - CREDIT RISK: Credit risk is the risk that the issuer of a fixed income security will not be able to pay principal and interest when due. Rating agencies assign credit ratings to certain fixed income securities to indicate their credit risk. The price of a fixed income security will generally fall if the issuer defaults on its obligation to pay principal or interest, the rating agencies downgrade the issuer's credit rating or other news affects the market's perception of the issuer's credit risk. Investors should note that while securities issued by certain U.S. Government agencies or instrumentalities are guaranteed by the U.S. Government, securities issued by many U.S. Government agencies are not guaranteed by the U.S. Government.

     - LIQUIDITY RISK: The fixed income securities purchased by the series may be traded in the over-the-counter market rather than on an organized exchange and are subject to liquidity risk. This means that they may be harder to purchase or sell at a fair price. The inability to purchase or sell these fixed income securities at a fair price could have a negative impact on the series' performance.

     -  JUNK BOND RISK:

          - HIGHER CREDIT RISK: Junk bonds are subject to a substantially higher degree of credit risk than investment grade bonds. During recessions, a high percentage of issuers of junk bonds may default on payments of principal and interest. The price of a junk bond may therefore fluctuate drastically due to bad news about the issuer or the economy in general.

          - HIGHER LIQUIDITY RISK: During recessions and periods of broad market declines, junk bonds could become less liquid, meaning that they will be harder to value or sell at a fair price.

     -  MORTGAGE-BACKED AND ASSET-BACKED SECURITIES RISK

          -  MATURITY RISK:

             - MORTGAGE-BACKED SECURITIES: A mortgage-backed security will mature when all the mortgages in the pool mature or are prepaid. Therefore, mortgage-backed securities do not have a fixed maturity, and their expected maturities may vary when interest rates rise or fall.

                - When interest rates fall, homeowners are more likely to prepay their mortgage loans. An increased rate of prepayments on the series' mortgage-backed securities will result in an unforeseen loss of interest income to the series as the series may be required to reinvest assets at a lower interest rate. Because prepayments increase when interest rates fall, the prices of mortgage-backed securities do not increase as much as other fixed income securities when interest rates fall.

                - When interest rates rise, homeowners are less likely to prepay their mortgage loans. A decreased rate of prepayments lengthens the expected maturity of a mortgage-backed security. Therefore, the prices of mortgage-backed securities may decrease more than prices of other fixed income securities when interest rates rise.

             - COLLATERALIZED MORTGAGE OBLIGATIONS: The series may invest in mortgage-backed securities called collateralized mortgage obligations (CMOs). CMOs are issued in separate classes with different stated maturities. As the mortgage pool experiences prepayments, the pool pays off investors in classes with shorter maturities first. By investing in CMOs, the series may manage the prepayment risk of mortgage-backed securities. However, prepayments may cause the actual maturity of a CMO to be substantially shorter than its stated maturity.

             - ASSET-BACKED SECURITIES: Asset-backed securities have prepayment risks similar to mortgage-backed securities.

          - CREDIT RISK: As with any fixed income security, mortgage-backed and asset-backed securities are subject to the risk that the issuer will default on principal and interest payments. It may be difficult to enforce rights against the assets underlying mortgage-backed and asset-backed securities in the case of default. Investors should note that while securities issued by certain U.S. Government agencies or instrumentalities are guaranteed by the U.S. Government, securities issued by many U.S. Government agencies are not guaranteed by the U.S. Government. Mortgage-backed securities and asset-backed securities issued by private lending institutions or other financial intermediaries may be supported by insurance or other forms of guarantees.

     -  DERIVATIVES RISK:

          - HEDGING RISK: When a derivative is used as a hedge against an opposite position that the series also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

          - CORRELATION RISK: When the series uses derivatives to hedge, it takes the risk that changes in the value of the derivative will not match those of the asset being hedged. Incomplete correlation can result in unanticipated losses.

          - INVESTMENT RISK: When the series uses derivatives as an investment vehicle to gain market exposure, rather than for hedging purposes, any loss on the derivative investment will not be offset by gains on another hedged investment. The series is therefore directly exposed to the risks of that derivative. Gains or losses from derivative investments may be substantially greater than the derivative's original cost.

          - AVAILABILITY RISK: Derivatives may not be available to the series upon acceptable terms. As a result, the series may be unable to use derivatives for hedging or other purposes.

          - CREDIT RISK: When the series uses derivatives, it is subject to the risk that the other party to the agreement will not be able to perform.

     - FOREIGN SECURITIES RISK: Investing in foreign securities involves risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject:

          - These risks may include the seizure by the government of company assets, excessive taxation, withholding taxes on dividends and interest, limitations on the use or transfer of portfolio assets, and political or social instability.

          - Enforcing legal rights may be difficult, costly and slow in foreign countries, and there may be special problems enforcing claims against foreign governments.

          - Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations.

          - Foreign markets may be less liquid and more volatile than U.S. markets.

          - Foreign securities often trade in currencies other than the U.S. dollar, and the series may directly hold foreign currencies and purchase and sell foreign currencies through forward exchange contracts. Changes in currency exchange rates will affect the series' net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the series to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity in the series' foreign currency holdings. By entering into forward foreign currency exchange contracts, the series may be required to forego the benefits of advantageous changes in exchange rates and, in the case of forward contracts entered into for the purpose of increasing return, the series may sustain losses which will reduce its gross income. Forward foreign currency exchange contracts involve the risk that the party with which the series enters into the contract may fail to perform its obligations to the series.

     - EMERGING MARKETS RISK: Emerging markets are generally defined as countries in the initial stages of their industrialization cycles with low per capita income. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities described above are heightened when investing in emerging markets countries.

     - ACTIVE OR FREQUENT TRADING RISK: The series has engaged and may engage in active and frequent trading to achieve its principal investment strategies. Frequent trading increases transaction costs, which could detract from the series' performance.

     - As with any mutual fund, you could lose money on your investment in the series.

     AN INVESTMENT IN THE SERIES IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

-    BAR CHART AND PERFORMANCE TABLE

     The bar chart and performance table below are intended to indicate some of the risks of investing in the series by showing changes in the series' performance over time. The performance table also shows how the series' performance over time compares with that of one or more broad measures of market performance. The chart and table provide past performance information. The series' past performance does not necessarily indicate how the series will perform in the future. The returns shown do not reflect fees and charges imposed under the variable annuity and life insurance contracts through which an investment may be made. If these fees and charges were included, they would reduce these returns.

     BAR CHART

     The bar chart shows changes in the annual total returns of the series' Initial Class shares, assuming the reinvestment of distributions.

[CHART]

     1996      2.09%
     1997     10.14%
     1998      6.79%
     1999     (1.56)%
     2000      9.21%
     2001      8.71%
     2002      8.92%
     2003      9.34%

        During the period shown in the bar chart, the highest quarterly return was 5.15% (for the calendar quarter ended June 30, 2003) and the lowest quarterly return was (2.65)% (for the calendar quarter ended March 31, 1996).

     PERFORMANCE TABLE

     This table shows how the average annual total returns of the series' shares compares to a broad measure of market performance and one or more other market indicators and assumes the reinvestment of distributions.

     AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2003)

                                                                      1 YEAR        5 YEAR       LIFE*
       Bond Series--Initial Class Shares                               9.34%          6.84%      6.86%
       Lehman Brothers Government/Credit Index**+                      4.67%          6.66%      7.17%

----------
     * Fund performance figures are for the period from the commencement of the series' investment operations, October 24, 1995, through December 31, 2003. Index returns are from November 1, 1995.
     **   Source: Standard & Poor's Micropal, Inc.
     + The Lehman Brothers Government/Credit Index measures the performance of the investment-grade bond market.

     All performance results reflect any applicable expense subsidies and waivers in effect during the periods shown, without these the results would have been less favorable.

-    PORTFOLIO MANAGER

     William J. Adams is the portfolio manager of the series. Mr. Adams, a Vice President of the adviser, has been employed by MFS in the investment management area since 1997. Mr. Adams became a portfolio manager of the series effective August 1, 2000.

     2:   CAPITAL OPPORTUNITIES SERIES

-    INVESTMENT OBJECTIVE

     The series' investment objective is capital appreciation. This objective may be changed without shareholder approval.

-    PRINCIPAL INVESTMENT POLICIES

     The series invests, under normal market conditions, at least 65% of its net assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts for those securities. The series focuses on companies which MFS believes have favorable growth prospects and attractive valuations based on current and expected earnings or cash flow. The series' investments may include securities listed on a securities exchange or traded in the over-the-counter (OTC) markets.

     MFS uses a bottom-up, as opposed to a top-down, investment style in managing the equity-oriented funds (such as the series) it advises. This means that securities are selected based upon fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management's abilities) performed by the series' portfolio manager and MFS' large group of equity research analysts.

     The series may invest in foreign securities (including emerging market securities), through which it may have exposure to foreign currencies.

-    PRINCIPAL RISKS OF AN INVESTMENT

     The principal risks of investing in the series and the circumstances reasonably likely to cause the value of your investment in the series to decline are described below. The share price of the series generally changes daily based on market conditions and other factors. Please note that there are many circumstances which could cause the value of your investment in the series to decline, and which could prevent the series from achieving its objective, that are not described here.

     The principal risks of investing in the series are:

     - MARKET RISK: This is the risk that the price of a security held by the series will fall due to changing economic, political or market conditions or disappointing earnings results.

     - COMPANY RISK: Prices of securities react to the economic condition of the company that issued the security. The series' investments in an issuer may rise and fall based on the issuer's actual and anticipated earnings, changes in management and the potential for takeovers and acquisitions.

     - OVER-THE-COUNTER RISK: OTC transactions involve risks in addition to those incurred by transactions in securities traded on exchanges. OTC-listed companies may have limited product lines, markets or financial resources. Many OTC stocks trade less frequently and in smaller volume than exchange-listed stocks. The values of these stocks may be more volatile than exchange-listed stocks, and the series may experience difficulty in purchasing or selling these securities at a fair price.

     - FOREIGN SECURITIES RISK: Investments in foreign securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject:

          - These risks may include the seizure by the government of company assets, excessive taxation, withholding taxes on dividends and interest, limitations on the use or transfer of portfolio assets, and political or social instability.

          - Enforcing legal rights may be difficult, costly and slow in foreign countries, and there may be special problems enforcing claims against foreign governments.

          - Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations.

          - Foreign markets may be less liquid and more volatile than U.S. markets.

          - Foreign securities often trade in currencies other than the U.S. dollar, and the series may directly hold foreign currencies and purchase and sell foreign currencies through forward exchange contracts. Changes in currency exchange rates will affect the series' net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the series to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity in the series' foreign currency holdings. By entering into forward foreign currency exchange contracts, the series may be required to forego the benefits of advantageous changes in exchange rates and, in the case of forward contracts entered into for the purpose of increasing return, the series may sustain losses which will reduce its gross income. Forward foreign currency exchange contracts involve the risk that the party with which the series enters into the contract may fail to perform its obligations to the series.

     - EMERGING MARKETS RISK: Emerging markets are generally defined as countries in the initial stages of their industrialization cycles with low per capita income. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities described above are heightened when investing in emerging markets countries.

     - As with any mutual fund, you could lose money on your investment in the series.

     AN INVESTMENT IN THE SERIES IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

-    BAR CHART AND PERFORMANCE TABLE

     The bar chart and performance table below are intended to indicate some of the risks of investing in the series by showing changes in the series' performance over time. The performance table also shows how the series' performance over time compares with that of one or more broad measures of market performance. The chart and table provide past performance information. The series' past performance does not necessarily indicate how the series will perform in the future. The returns shown do not reflect fees and charges imposed under the variable annuity and life insurance contracts through which an investment may be made. If these fees and charges were included, they would reduce these returns.

     BAR CHART

     The bar chart shows changes in the annual total returns of the series' Initial Class, assuming the reinvestment of distributions.

[CHART]

     1997     26.47%
     1998     26.80%
     1999     47.42%
     2000     (3.66)%
     2001    (23.48)%
     2002    (29.69)%
     2003     27.39%

        During the period shown in the bar chart, the highest quarterly return was 27.90% (for the calendar quarter ended December 31, 1999) and the lowest quarterly return was (26.59)% (for the calendar quarter ended September 30, 2001).

     PERFORMANCE TABLE

     This table shows how the average annual total returns of the series' shares compares to a broad measure of market performance and one or more other market indicators and assumes the reinvestment of distributions.

     AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2003)

                                                                         1 YEAR      5 YEAR      LIFE*
       Capital Opportunities Series--Initial Class Shares                27.39%      (0.54)%      7.44%
       Standard & Poor's 500 Stock Index**+                              28.67%      (0.57)%      9.40%

----------
     * Series performance figures are for the period from the commencement of the series' investment operations on August 14, 1996, through December 31, 2003. Index returns are from August 1, 1996.
     ** The Standard & Poor's 500 Stock Index (the S&P 500) is a commonly used measure of the broad U.S. stock market.
     +  Source: Standard and Poor's Micropal, Inc.

     All performance results reflect any applicable expense subsidies and waivers in effect during the periods shown, without these the results would have been less favorable.

-    PORTFOLIO MANAGER

     The series is managed by a team of portfolio managers comprised of S. Irfan Ali and Kenneth J. Enright, each an MFS Senior Vice President. These individuals have been the series' portfolio managers since October 7, 2002, and they have been employed in the MFS investment management area since:
     Mr. Ali - 1993 and Mr. Enright - 1986.

     Members of the team may change from time to time, and a current list of team members is available by calling MFS at the telephone number listed in the back of this prospectus.

     3:   EMERGING GROWTH SERIES

-    INVESTMENT OBJECTIVE

     The series' investment objective is long term growth of capital. This objective may be changed without shareholder approval.

-    PRINCIPAL INVESTMENT POLICIES

     The series invests, under normal market conditions, at least 65% of its net assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts for those securities, of emerging growth companies. Emerging growth companies are companies which MFS believes are either:

     - early in their life cycle but which have the potential to become major enterprises, or

     - major enterprises whose rates of earnings growth are expected to accelerate because of special factors, such as rejuvenated management, new products, changes in consumer demand, or basic changes in the economic environment.

     Emerging growth companies may be of any size, and MFS would expect these companies to have products, technologies, management, markets and opportunities which will facilitate earnings growth over time that is well above the growth rate of the overall economy and the rate of inflation. The series' investments may include securities listed on a securities exchange or traded in the over-the-counter (OTC) markets.

     MFS uses a bottom-up, as opposed to a top-down, investment style in managing the equity-oriented funds (such as the series) it advises. This means that securities are selected based upon fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management's abilities) performed by the series' portfolio manager and MFS' large group of equity research analysts.

     The series may invest in foreign securities (including emerging market securities), through which it may have exposure to foreign currencies.

     The series has engaged and may engage in active and frequent trading to achieve its principal investment strategies.

-    PRINCIPAL RISKS OF AN INVESTMENT

     The principal risks of investing in the series and the circumstances reasonably likely to cause the value of your investment in the series to decline are described below. The share price of the series generally changes daily based on market conditions and other factors. Please note that there are many circumstances which could cause the value of your investment in the series to decline, and which could prevent the series from achieving its objective, that are not described here.

     The principal risks of investing in the series are:

     - MARKET RISK: This is the risk that the price of a security held by the series will fall due to changing economic, political or market conditions or disappointing earnings results.

     - EMERGING GROWTH RISK: Prices of securities react to the economic condition of the company that issued the security. The series' equity investments in an issuer may rise and fall based on the issuer's actual and anticipated earnings, changes in management and the potential for takeovers and acquisitions. Investments in emerging growth companies may be subject to more abrupt or erratic market movements and may involve greater risks than investments in other companies. Emerging growth companies often:

          -  have limited product lines, markets and financial resources

          -  are dependent on management by one or a few key individuals

          - have shares which suffer steeper than average price declines after disappointing earnings reports and are more difficult to sell at satisfactory prices

     - OVER-THE-COUNTER RISK: OTC transactions involve risks in addition to those incurred by transactions in securities traded on exchanges. OTC-listed companies may have limited product lines, markets or financial resources. Many OTC stocks trade less frequently and in smaller volume than exchange-listed stocks. The values of these stocks may be more volatile than exchange-listed stocks, and the series may experience difficulty in purchasing or selling these securities at a fair price.

     - FOREIGN SECURITIES RISK: Investments in foreign securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject:

          - These risks may include the seizure by the government of company assets, excessive taxation, withholding taxes on dividends and interest, limitations on the use or transfer of portfolio assets, and political or social instability.

          - Enforcing legal rights may be difficult, costly and slow in foreign countries, and there may be special problems enforcing claims against foreign governments.

          - Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations.

          - Foreign markets may be less liquid and more volatile than U.S. markets.

          - Foreign securities often trade in currencies other than the U.S. dollar, and the series may directly hold foreign currencies and purchase and sell foreign currencies through forward exchange contracts. Changes in currency exchange rates will affect the series' net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the series to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity in the series' foreign currency holdings. By entering into forward foreign currency exchange contracts, the series may be required to forego the benefits of advantageous changes in exchange rates and, in the case of forward contracts entered into for the purpose of increasing return, the series may sustain losses which will reduce its gross income. Forward foreign currency exchange contracts involve the risk that the party with which the series enters into the contract may fail to perform its obligations to the series.

     - EMERGING MARKETS RISK: Emerging markets are generally defined as countries in the initial stages of their industrialization cycles with low per capita income. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities described above are heightened when investing in emerging markets countries.

     - ACTIVE OR FREQUENT TRADING RISK: The series has engaged and may engage in active and frequent trading to achieve its principal investment strategies. Frequent trading increases transaction costs, which could detract from the series' performance.

     - As with any mutual fund, you could lose money on your investment in the series.

     AN INVESTMENT IN THE SERIES IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

-    BAR CHART AND PERFORMANCE TABLE

     The bar chart and performance table below are intended to indicate some of the risks of investing in the series by showing changes in the series' performance over time. The performance table also shows how the series' performance over time compares with that of one or more broad measures of market performance. The chart and table provide past performance information. The series' past performance does not necessarily indicate how the series will perform in the future. The returns shown do not reflect fees and charges imposed under the variable annuity and life insurance contracts through which an investment may be made. If these fees and charges were included, they would reduce these returns.

     BAR CHART

     The bar chart shows changes in the annual total returns of the series' Initial Class shares, assuming the reinvestment of distributions.

[CHART]

     1996     17.02%
     1997     21.90%
     1998     34.16%
     1999     76.71%
     2000    (19.61)%
     2001    (33.49)%
     2002    (33.76)%
     2003     30.23%^

----------
     ^ The 2003 total return included proceeds received by the series from a non-recurring litigation settlement. Excluding the effect of this payment, the series' 2003 annual total return would have been 29.48%.

        During the period shown in the bar chart, the highest quarterly return was 55.05% (for the calendar quarter ended December 31, 1999) and the lowest quarterly return was (29.03)% (for the calendar quarter ended September 30, 2001).

     PERFORMANCE TABLE

     This table shows how the average annual total returns of the series' shares compares to a broad measure of market performance and one or more other market indicators and assumes the reinvestment of distributions.

     AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2003)^

                                                                 1 YEAR         5 YEAR      LIFE*
       Emerging Growth Series--Initial Class Shares              30.23%         (4.01)%     7.44%
       Russell 3000(R) Growth Index**+                           30.97%         (4.69)%     7.35%

----------
     ^ A portion of the returns shown is attributable to the receipt of a non-recurring payment in settlement of a class action lawsuit (see "Financial Highlights").
     * Series performance figures are for the period from the commencement of the series' investment operations, July 24, 1995, through December 31, 2003. Index returns are from August 1, 1995.
     ** Source: Standard & Poor's Micropal, Inc.
     + The Russell 3000 Growth Index measures the performance of U.S. growth stocks.

     All performance results reflect any applicable expense subsidies and waivers in effect during the periods shown, without these the results would have been less favorable.

-    PORTFOLIO MANAGERS

     This series is managed by a team of portfolio managers comprised of David
     E. Sette-Ducati, an MFS Senior Vice President, and Eric B. Fischman, an MFS Vice President. Each of these individuals has been a portfolio manager of the series since: Mr. Sette-Ducati - March 2001 and Mr. Fischman - April 2002, and has been employed in the MFS investment management area since:
     Mr. Sette-Ducati - 1995 and Mr. Fischman - 2000. Prior to joining MFS, Mr. Fischman was an equity research analyst for State Street Research and Management Company.

     Members of the team may change from time to time, and a current list of team members is available by calling MFS at the telephone number listed in the back of this prospectus.

     4:   INVESTORS GROWTH STOCK SERIES

-    INVESTMENT OBJECTIVE

     The series' investment objective is to provide long-term growth of capital and future income rather than current income. This objective may be changed without shareholder approval.

-    PRINCIPAL INVESTMENT POLICIES

     The series invests, under normal market conditions, at least 80% of its net assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts for those securities, of companies which MFS believes offer better than average prospects for long-term growth.

     MFS uses a bottom-up, as opposed to a top-down, investment style in managing the equity-oriented funds (such as the series) it advises. This means that securities are selected based upon fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management's abilities) performed by the series' portfolio manager and MFS' large group of equity research analysts.

     The series may invest in foreign securities through which it may have exposure to foreign currencies.

     The series has engaged and may engage in active and frequent trading to achieve its principal investment strategies.

-    PRINCIPAL RISKS OF AN INVESTMENT

     The principal risks of investing in the series and the circumstances reasonably likely to cause the value of your investment in the series to decline are described below. The share price of the series generally changes daily based on market conditions and other factors. Please note that there are many circumstances which could cause the value of your investment in the series to decline, and which could prevent the series from achieving its objective, that are not described here.

     The principal risks of investing in the series are:

     - MARKET RISK: This is the risk that the price of a security held by the series will fall due to changing economic, political or market conditions or disappointing earnings results.

     - GROWTH COMPANIES RISK: Prices of growth company securities held by the series may fall to a greater extent than the overall equity markets (E.G., as represented by the Standard and Poor's 500 Composite Stock Index) due to changing economic, political or market conditions or disappointing growth company earnings results.

     - FOREIGN SECURITIES RISK: Investments in foreign securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject:

          - These risks may include the seizure by the government of company assets, excessive taxation, withholding taxes on dividends and interest, limitations on the use or transfer of portfolio assets, and political or social instability.

          - Enforcing legal rights may be difficult, costly and slow in foreign countries, and there may be special problems enforcing claims against foreign governments.

          - Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations.

          - Foreign markets may be less liquid and more volatile than U.S. markets.

          - Foreign securities often trade in currencies other than the U.S. dollar, and the series may directly hold foreign currencies and purchase and sell foreign currencies through forward exchange contracts. Changes in currency exchange rates will affect the series' net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the series to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity in the series' foreign currency holdings. By entering into forward foreign currency exchange contracts, the series may be required to forego the benefits of advantageous changes in exchange rates and, in the case of forward contracts entered into for the purpose of increasing return, the series may sustain losses which will reduce its gross income. Forward foreign currency exchange contracts involve the risk that the party with which the series enters into the contract may fail to perform its obligations to the series.

     - ACTIVE OR FREQUENT TRADING RISK: The series has engaged and may engage in active and frequent trading to achieve its principal investment strategies. Frequent trading increases transaction costs, which could detract from the series' performance.

     - As with any mutual fund, you could lose money on your investment in the series.

     AN INVESTMENT IN THE SERIES IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

-    BAR CHART AND PERFORMANCE TABLE

     The bar chart and performance table below are intended to indicate some of the risks of investing in the series by showing changes in the series' performance over time. The performance table also shows how the series' performance over time compares with that of one or more broad measures of market performance. The chart and table provide past performance information. The series' past performance does not necessarily indicate how the series will perform in the future. The returns shown do not reflect fees and charges imposed under the variable annuity and life insurance contracts through which an investment may be made. If these fees and charges were included, they would reduce these returns.

     BAR CHART

     The bar chart shows changes in the annual total returns of the series' Initial Class shares, assuming the reinvestment of distributions.

[CHART]

     2000     (6.17)%
     2001    (24.14)%
     2002    (27.53)%
     2003     23.02%

        During the period shown in the bar chart, the highest quarterly return was 14.81% (for the calendar quarter ended December 31, 2001) and the lowest quarterly return was (21.49)% (for the calendar quarter ended September 30, 2001).

     PERFORMANCE TABLE

     This table shows how the average annual total returns of the series' shares compares to a broad measure of market performance and one or more other market indicators and assumes the reinvestment of distributions.

      AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2003)

                                                                     1 YEAR        LIFE*
      Investors Growth Stock Series--Initial Class Shares            23.02%        (2.50)%
      Russell 1000 Growth Index**+                                   29.75%        (6.73)%

----------
     * Series performance figures are for the period from the commencement of the series' investment operations, May 3, 1999, through December 31, 2003. Index return is from May 1, 1999.
     **   Source: Standard & Poor's Micropal, Inc.
     + The Russell 1000 Growth Index measures the performance of large-cap U.S. growth stocks.

     All performance results reflect any applicable expense subsidies and waivers in effect during the periods shown, without these the results would have been less favorable.

-    PORTFOLIO MANAGER

     This series is managed by a team of portfolio managers comprised of Stephen Pesek and S. Irfan Ali, each an MFS Senior Vice President, and Gregory Locraft, an MFS Vice President. These individuals have each been a portfolio manager of the series since: Mr. Pesek - since inception 1999, Mr. Ali and Mr. Locraft - each effective October 31, 2003, and each has been employed in the MFS investment management area since: Mr. Pesek - 1994, Mr. Ali - 1993 and Mr. Locraft - 1998.

     Members of the team may change from time to time, and a current list of team members is available by calling MFS at the telephone number listed in the back of this prospectus.

     5:   NEW DISCOVERY SERIES

-    INVESTMENT OBJECTIVE

     The series' investment objective is capital appreciation. This objective may be changed without shareholder approval.

-    PRINCIPAL INVESTMENT POLICIES

     The series invests, under normal market conditions, at least 65% of its net assets in equity securities of emerging growth companies. Equity securities include common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts for those securities. Emerging growth companies are companies which MFS believes offer superior prospects for growth and are either:

     - early in their life cycle but which have the potential to become major enterprises, or

     - major enterprises whose rates of earnings growth are expected to accelerate because of special factors, such as rejuvenated management, new products, changes in consumer demand, or basic changes in the economic environment.

     While emerging growth companies may be of any size, the series will generally focus on smaller capitalization emerging growth companies that are early in their life cycle. Small cap companies are defined by MFS as those companies with market capitalizations within the range of market capitalizations in the Russell 2000 Stock Index at the time of investment. As of December 31, 2003 the range of companies in the Russell 2000 Stock Index was between $7 million and $2.3 billion. This index is a widely recognized, unmanaged index of small cap common stock prices. MFS would expect these companies to have products, technologies, management, markets and opportunities which will facilitate earnings growth over time that is well above the growth rate of the overall economy and the rate of inflation. The series' investments in emerging growth companies may include securities listed on a securities exchange or traded in the over-the-counter (OTC) markets.

     MFS uses a bottom-up, as opposed to a top-down, investment style in managing the equity-oriented funds (such as the series) it advises. This means that securities are selected based upon fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management's abilities) performed by the series' portfolio manager and MFS' large group of equity research analysts.

     The series may engage in short sales. In a short sale, the series borrows a security it does not own and then sells it in anticipation of a fall in the security's price. The series must replace the security it borrowed by purchasing the security at its market value at the time of replacement.

     The fund may invest in foreign securities through which it may have exposure to foreign currencies.

-    PRINCIPAL RISKS OF AN INVESTMENT

     The principal risks of investing in the series and the circumstances reasonably likely to cause the value of your investment in the series to decline are described below. The share price of the series generally changes daily based on market conditions and other factors. Please note that there are many circumstances which could cause the value of your investment in the series to decline, and which could prevent the series from achieving its objective, that are not described here.

     The principal risks of investing in the series are:

     - MARKET RISK: This is the risk that the price of a security held by the series will fall due to changing economic, political or market conditions or disappointing earnings results.

     - COMPANY RISK: Prices of securities react to the economic condition of the company that issued the security. The series' investments in an issuer may rise and fall based on the issuer's actual and anticipated earnings, changes in management and the potential for takeovers and acquisitions.

     - EMERGING GROWTH COMPANIES RISK: Investments in emerging growth companies may be subject to more abrupt or erratic market movements and may involve greater risks than investments in other companies. Emerging growth companies often:

          -  have limited product lines, markets and financial resources

          -  are dependent on management by one or a few key individuals

          - have shares which suffer steeper than average price declines after disappointing earnings reports and are more difficult to sell at satisfactory prices

     - SMALL CAPITALIZATION COMPANIES RISK: Investments in small cap companies tend to involve more risk and be more volatile than investments in larger companies. Small capitalization companies may be more susceptible to market declines because of their limited product lines, financial and management resources, markets and distribution channels. Their shares may be more difficult to sell at satisfactory prices during market declines.

     - OVER-THE-COUNTER RISK: OTC transactions involve risks in addition to those incurred by transactions in securities traded on exchanges. OTC listed companies may have limited product lines, markets or financial resources. Many OTC stocks trade less frequently and in smaller volume than exchange listed stocks. The values of these stocks may be more volatile than exchange listed stocks, and the series may experience difficulty in purchasing or selling these securities at a fair price.

     - FOREIGN SECURITIES RISK: Investments in foreign securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject:

          - These risks may include the seizure by the government of company assets, excessive taxation, withholding taxes on dividends and interest, limitations on the use or transfer of portfolio assets, and political or social instability.

          - Enforcing legal rights may be difficult, costly and slow in foreign countries, and there may be special problems enforcing claims against foreign governments.

          - Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations.

          - Foreign markets may be less liquid and more volatile than U.S. markets.

          - Foreign securities often trade in currencies other than the U.S. dollar, and the fund may directly hold foreign currencies and purchase and sell foreign currencies through forward exchange contracts. Changes in currency exchange rates will affect the fund's net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the fund to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity in the fund's foreign currency holdings. By entering into forward foreign currency exchange contracts, the fund may be required to forego the benefits of advantageous changes in exchange rates and, in the case of forward contracts entered into for the purpose of increasing return, the fund may sustain losses which will reduce its gross income. Forward foreign currency exchange contracts involve the risk that the party with which the fund enters the contract may fail to perform its obligations to the fund.

     - SHORT SALES RISK: The series will suffer a loss if it sells a security short and the value of the security rises rather than falls. Because the series must purchase the security it borrowed in a short sale at prevailing market rates, the potential loss is unlimited.

     - As with any mutual fund, you could lose money on your investment in the series.

     AN INVESTMENT IN THE SERIES IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

-    BAR CHART AND PERFORMANCE TABLE

     The bar chart and performance table below are intended to indicate some of the risks of investing in the series by showing changes in the series' performance over time. The performance table also shows how the series' performance over time compares with that of one or more broad measures of market performance. The chart and table provide past performance information. The series' past performance does not necessarily indicate how the series will perform in the future. The returns shown do not reflect fees and charges imposed under the variable annuity and life insurance contracts through which an investment may be made. If these fees and charges were included, they would reduce these returns.

     BAR CHART

     The bar chart shows changes in the annual total returns of the series' Initial Class shares, assuming the reinvestment of distributions.

[CHART]

     1999     73.41%
     2000     (1.99)%
     2001     (5.03)%
     2002    (31.63)%
     2003     33.72%

        During the period shown in the bar chart, the highest quarterly return was 53.31% (for the calendar quarter ended December 31, 1999) and the lowest quarterly return was (23.50)% (for the calendar quarter ended September 30, 2001).

     PERFORMANCE TABLE

     This table shows how the average annual total returns of the series' shares compares to a broad measure of market performance and one or more other market indicators and assumes the reinvestment of distributions.

     AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2003)

                                                                   1 YEAR      5 YEARS   LIFE*
       New Discovery Series--Initial Class Shares                  33.72%       8.09%     7.52%
       Russell 2000(R) Growth Index**+                             48.54%       0.86%    (1.11)%
       Russell 2000 Index***+                                      47.25%       7.13%     3.91%

----------
     * Series performance figures are for the period from the commencement of the series' investment operations on May 1, 1998, through December 31, 2003. Index returns are from May 1, 1998.
     ** The Russell 2000 Growth Index measures the performance of U.S. small-cap growth stocks.
     ***  The Russell 2000 Index measures the performance of U.S. small-cap stocks.
     +    Source: Standard & Poor's Micropal, Inc.

     All performance results reflect any applicable expense subsidies and waivers in effect during the periods shown, without these the results would have been less favorable.

-    PORTFOLIO MANAGER

     The series is managed by a team of portfolio managers comprised of: Donald
     F. Pitcher, Jr., and Robert A. Henderson, each an MFS Senior Vice President. These individuals have each been a portfolio manager of the fund since: Mr. Pitcher - June 2002 and Mr. Henderson - April 2002 and have been employed in the MFS investment management area since: Mr. Pitcher - 1971 and Mr. Henderson - 1996. Effective on or about June 30, 2004, Thomas H. Wetherald will replace Mr. Pitcher on the management team. Mr. Wetherald, an MFS Vice President, has been employed in the MFS investment management area since 2002. Prior to joining MFS, Mr. Wetherald was a portfolio manager and research analyst at Manning & Napier Advisors.

     Members of the team may change from time to time, and a current list of team members is available by calling MFS at the telephone number listed in the back of this prospectus.

     6:   RESEARCH SERIES

-    INVESTMENT OBJECTIVE

     The series' investment objective is long-term growth of capital and future income. This objective may be changed without shareholder approval.

-    PRINCIPAL INVESTMENT POLICIES

     The series invests, under normal market conditions, at least 80% of its net assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts for those securities. The series focuses on companies that MFS believes have favorable prospects for long-term growth, attractive valuations based on current and expected earnings or cash flow, dominant or growing market share, and superior management. The series may invest in companies of any size. The series' investments may include securities traded on securities exchanges or in the over-the-counter (OTC) markets.

     A committee of investment research analysts selects portfolio securities for the series. This committee includes investment analysts employed not only by MFS, but also by MFS' foreign investment advisory affiliates. The committee allocates the series' assets among various industries. Individual analysts then select what they view as the securities best suited to achieve the series' investment objective within their assigned industry responsibility.

     The series may invest in foreign securities (including emerging market securities), through which it may have exposure to foreign currencies.

     The series has engaged and may engage in active and frequent trading to achieve its principal investment strategies.

-    PRINCIPAL RISKS OF AN INVESTMENT

     The principal risks of investing in the series and the circumstances reasonably likely to cause the value of your investment in the series to decline are described below. The share price of the series generally changes daily based on market conditions and other factors. Please note that there are many circumstances which could cause the value of your investment in the series to decline, and which could prevent the series from achieving its objective, that are not described here.

     The principal risks of investing in the series are:

     - MARKET RISK: This is the risk that the price of a security held by the series will fall due to changing economic, political or market conditions or disappointing earnings results.

     - COMPANY RISK: Prices of securities react to the economic condition of the company that issued the security. The series' investments in an issuer may rise and fall based on the issuer's actual and anticipated earnings, changes in management and the potential for takeovers and acquisitions.

     - OVER-THE-COUNTER RISK: OTC transactions involve risks in addition to those incurred by transactions in securities traded on exchanges. OTC listed companies may have limited product lines, markets or financial resources. Many OTC stocks trade less frequently and in smaller volume than exchange-listed stocks. The values of these stocks may be more volatile than exchange-listed stocks, and the series may experience difficulty in purchasing or selling these securities at a fair price.

     - FOREIGN SECURITIES RISK: Investing in foreign securities involves risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject:

          - These risks may include the seizure by the government of company assets, excessive taxation, withholding taxes on dividends and interest, limitations on the use or transfer of portfolio assets, and political or social instability.

          - Enforcing legal rights may be difficult, costly and slow in foreign countries, and there may be special problems enforcing claims against foreign governments.

          - Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations.

          - Foreign markets may be less liquid and more volatile than U.S. markets.

          - Foreign securities often trade in currencies other than the U.S. dollar, and the series may directly hold foreign currencies and purchase and sell foreign currencies through forward exchange contracts. Changes in currency exchange rates will affect the series' net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the series to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity in the series' foreign currency holdings. By entering into forward foreign currency exchange contracts, the series may be required to forego the benefits of advantageous changes in exchange rates and, in the case of forward contracts entered into for the purpose of increasing return, the series may sustain losses which will reduce its gross income. Forward foreign currency exchange contracts involve the risk that the party with which the series enters into the contract may fail to perform its obligations to the series.

     - ACTIVE OR FREQUENT TRADING RISK: The series has engaged and may engage in active and frequent trading to achieve its principal investment strategies. Frequent trading increases transaction costs, which could detract from the series' performance.

     - As with any mutual fund, you could lose money on your investment in the series.

     AN INVESTMENT IN THE SERIES IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

-    BAR CHART AND PERFORMANCE TABLE

     The bar chart and performance table below are intended to indicate some of the risks of investing in the series by showing changes in the series' performance over time. The performance table also shows how the series' performance over time compares with that of one or more broad measures of market performance. The chart and table provide past performance information. The series' past performance does not necessarily indicate how the series will perform in the future. The returns shown do not reflect fees and charges imposed under the variable annuity and life insurance contracts through which an investment may be made. If these fees and charges were included, they would reduce these returns.

     BAR CHART

     The bar chart shows changes in the annual total returns of the series' Initial Class shares, assuming the reinvestment of distributions.

[CHART]

     1996     22.33%
     1997     20.26%
     1998     23.39%
     1999     24.05%
     2000     (4.85)%
     2001    (21.25)%
     2002    (24.54)%
     2003     24.71%^

----------
     ^ The 2003 total return included proceeds received by the series from a non-recurring litigation settlement. Excluding the effect of this payment, the series' 2003 annual total return would have been 24.49%.

        During the period shown in the bar chart, the highest quarterly return was 21.88% (for the calendar quarter ended December 31, 1999) and the lowest quarterly return was (19.46)% (for the calendar quarter ended September 30, 2001).

     PERFORMANCE TABLE

     This table shows how the average annual total returns of the series' shares compares to a broad measure of market performance and one or more other market indicators and assumes the reinvestment of distributions.

     AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2003)^

                                                                   1 YEAR      5 YEAR    LIFE*
       Research Series--Initial Class Shares                       24.71%      (2.64)%    6.91%
       Standard & Poor's 500 Stock Index**+                        28.67%      (0.57)%   10.23%

----------
     ^ A portion of the returns shown is attributable to the receipt of a non-recurring payment in settlement of a class action lawsuit (see "Financial Highlights").
     * Series performance figures are for the period from the commencement of the series' investment operations, July 26, 1995, through December 31, 2003. Index returns are from August 1, 1995.
     **   Source: Standard & Poor's Micropal, Inc.
     + The Standard & Poor's 500 Stock Index (the S&P 500) is a commonly used measure of the broad U.S. stock market.

     All performance results reflect any applicable expense subsidies and waivers in effect during the periods shown, without these the results would have been less favorable.

-    PORTFOLIO MANAGER

     The series is managed by a committee of equity research analysts.

     7:   UTILITIES SERIES

-    INVESTMENT OBJECTIVE

     The series' investment objective is to seek capital growth and current income (income above that available from a portfolio invested entirely in equity securities). This objective may be changed without shareholder approval.

-    PRINCIPAL INVESTMENT POLICIES

     The series invests, under normal market conditions, at least 80% of its net assets in equity and debt securities of domestic and foreign companies (including emerging markets) in the utilities industry. MFS considers a company to be in the utilities industry if, at the time of investment, MFS determines that a substantial portion of the company's assets or revenues are derived from one or more utilities. Securities in which the series invests are not selected based upon what sector of the utilities industry a company is in (i.e., electric, gas, telecommunications) or upon a company's geographic region. Companies in the utilities industry include:

     - companies engaged in the manufacture, production, generation, transmission, sale or distribution of electric, gas or other types of energy, water or other sanitary services; and

     - companies engaged in telecommunications, including telephone, cellular telephone, telegraph, satellite, microwave, cable television and other communications media (but not companies engaged in public broadcasting).

     The series is a non-diversified mutual fund. This means that the series may invest a relatively high percentage of its assets in one or a few issuers.

     The series has engaged and may engage in active and frequent trading to achieve its principal investment strategies.

     EQUITY INVESTMENTS. MFS uses a bottom-up, as opposed to a top-down, investment style in managing the equity-oriented funds (including the equity portion of the series) it advises. This means that securities are selected based upon fundamental analysis (such as an analysis of earnings, cash flows, competitive position and management's abilities) performed by the series' portfolio manager and MFS' large group of equity research analysts. In performing this analysis and selecting securities for the series, MFS places particular emphasis on each of the following factors:

     -  the current regulatory environment;

     -  the strength of the company's management team; and

     - the company's growth prospects and valuation relative to its long-term potential.

     Equity securities purchased by the series consist of common stocks, preferred stocks, convertible securities and depositary receipts. Equity securities may be listed on a securities exchange or traded in the over-the-counter markets.

     As noted above, the series' investments in equity securities include convertible securities. A convertible security is a security that may be converted within a specified period of time into a certain amount of common stock of the same or a different issuer. A convertible security generally provides:

     -  a fixed income stream, and

     - the opportunity, through its conversion feature, to participate in an increase in the market price of the underlying common stock.

     FIXED INCOME INVESTMENTS. The series invests in securities which pay a fixed interest rate. These securities include:

     - CORPORATE BONDS, which are bonds or other debt obligations issued by corporations or similar entities, including lower rated bonds, commonly known as junk bonds, which are bonds assigned low credit ratings by credit rating agencies or which are unrated and considered by MFS to be comparable in quality to lower rated bonds;

     - MORTGAGE-BACKED SECURITIES AND ASSET-BACKED SECURITIES, which are securities that represent interests in a pool of assets such as mortgage loans, car loan receivables, or credit card receivables. These investments entitle the series to a share of the principal and interest payments made on the underlying mortgage, car loan, or credit card. For example, if the series invested in a pool that included your mortgage loan, a share of the principal and interest payments on your mortgage would pass to the series;

     - U.S. GOVERNMENT SECURITIES, which are bonds or other debt obligations issued by, or whose principal and interest payments are guaranteed or supported by, the U.S. government or one of its agencies or instrumentalities. Although U.S. Government agencies or instrumentalities are chartered or sponsored by Congress, they may not be funded by Congress and securities issued by certain of these entities are not issued or guaranteed by the U.S. Treasury or supported by the full faith and credit of the U.S. Government; and

     - JUNK BONDS, which are bonds assigned low credit ratings by credit rating agencies or which are unrated and considered by MFS to be comparable to lower rated bonds.

     In selecting fixed income investments for the series, MFS considers the views of its large group of fixed income portfolio managers and research analysts. This group periodically assesses the three-month total return outlook for various segments of the fixed income markets. This three-month "horizon" outlook is used by the portfolio manager(s) of MFS' fixed-income oriented series (including the fixed-income portion of the series) as a tool in making or adjusting a series' asset allocations to various segments of the fixed income markets. In assessing the credit quality of fixed-income securities, MFS does not rely solely on the credit ratings assigned by credit rating agencies, but rather performs its own independent credit analysis.

     FOREIGN SECURITIES. The series invests in foreign securities (including emerging markets securities) such as:

     -  equity securities of foreign companies in the utilities industry,

     - fixed income securities of foreign companies in the utilities industry, and

     -  fixed income securities issued by foreign governments.

     These investments may expose the series to foreign currencies.

-    PRINCIPAL RISKS OF AN INVESTMENT

     The principal risks of investing in the series and the circumstances reasonably likely to cause the value of your investment in the series to decline are described below. The share price of the series generally changes daily based on market conditions and other factors. Please note that there are many circumstances which could cause the value of your investment in the series to decline, and which could prevent the series from achieving its objective, that are not described here.

     The principal risks of investing in the series are:

     - CONCENTRATION RISK: The series' investment performance will be closely tied to the performance of utility companies. Many utility companies, especially electric and gas and other energy related utility companies, are subject to various uncertainties, including:

          -  risks of increases in fuel and other operating costs;

          - restrictions on operations and increased costs and delays as a result of environmental and nuclear safety regulations;

          -  coping with the general effects of energy conservation;

          - technological innovations which may render existing plants, equipment or products obsolete;

          -  the potential impact of natural or man-made disasters;

          - difficulty obtaining adequate returns on invested capital, even if frequent rate increases are approved by public service commissions;

          -  the high cost of obtaining financing during periods of inflation;

          - difficulties of the capital markets in absorbing utility debt and equity securities; and

          -  increased competition.

     For example, electric utilities in California have experienced financial difficulties recently related to changes in regulations and price volatility in the oil and natural gas markets. Similar difficulties could arise for other types of utilities or in other regions.

     Furthermore, there are uncertainties resulting from certain telecommunications companies' diversification into new domestic and international businesses as well as agreements by many such companies linking future rate increases to inflation or other factors not directly related to the active operating profits of the enterprise. Because utility companies are faced with the same obstacles, issues and regulatory burdens, their securities may react similarly and more in unison to these or other market conditions. These price movements may have a larger impact on the series than on a series with a more broadly diversified portfolio.

     - REGULATION AND DEREGULATION: The value of utility company securities may decline because governmental regulation controlling the utilities industry can change. This regulation may prevent or delay the utility company from passing along cost increases to its customers. Furthermore, regulatory authorities may not grant future rate increases. Any increases granted may not be adequate to permit the payment of dividends on common stocks. Deregulation in some markets has resulted in increased costs and competition for utilities companies and great volatility in those companies' securities prices.

     - MARKET RISK: This is the risk that the price of a security held by the series will fall due to changing economic, political or market conditions or disappointing earnings results.

     - COMPANY RISK: Prices of securities react to the economic condition of the company that issued the security. The series' investments in an issuer may rise and fall based on the issuer's actual and anticipated earnings, changes in management and the potential for takeovers and acquisitions.

     - INTEREST RATE RISK: When interest rates rise, the prices of fixed income securities in the series' portfolio will generally fall. Conversely, when interest rates fall, the prices of fixed income securities in the series' portfolio will generally rise.

     - CONVERTIBLE SECURITIES RISK: Convertible securities, like fixed income securities, tend to increase in value when interest rates decline and decrease in value when interest rates rise. The market value of a convertible security also tends to increase as the market value of the underlying stock rises and decrease as the market value of the underlying stock declines.

     - MATURITY RISK: Interest rate risk will affect the price of a fixed income security more if the security has a longer maturity because changes in interest rates are increasingly difficult to predict over longer periods of time. Fixed income securities with longer maturities will therefore be more volatile than other fixed income securities with shorter maturities. Conversely, fixed income securities with shorter maturities will be less volatile but generally provide lower returns than fixed income securities with longer maturities. The average maturity of the series' fixed income investments will affect the volatility of the series' share price.

     - CREDIT RISK: Credit risk is the risk that the issuer of a fixed income security will not be able to pay principal and interest when due. Rating agencies assign credit ratings to certain fixed income securities to indicate their credit risk. The price of a fixed income security will generally fall if the issuer defaults on its obligation to pay principal or interest, the rating agencies downgrade the issuer's credit rating or other news affects the market's perception of the issuer's credit risk. Investors should note that while securities issued by certain U.S. Government agencies or instrumentalities are guaranteed by the U.S. Government, securities issued by many U.S. Government agencies are not guaranteed by the U.S. Government.

     -  JUNK BOND RISK

          - HIGHER CREDIT RISK: Junk bonds are subject to a substantially higher degree of credit risk than higher rated bonds. During recessions, a high percentage of issuers of junk bonds may default on payments of principal and interest. The price of a junk bond may therefore fluctuate drastically due to bad news about the issuer or the economy in general.

          - HIGHER LIQUIDITY RISK: During recessions and periods of broad market declines, junk bonds could become less liquid, meaning that they will be harder to value or sell at a fair price.

     -  MORTGAGE-BACKED AND ASSET-BACKED SECURITIES RISK

          -  MATURITY RISK:

             - MORTGAGE-BACKED SECURITIES: A mortgage-backed security will mature when all the mortgages in the pool mature or are prepaid. Therefore, mortgage-backed securities do not have a fixed maturity, and their expected maturities may vary when interest rates rise or fall.

                  - When interest rates fall, homeowners are more likely to prepay their mortgage loans. An increased rate of prepayments on the series' mortgage-backed securities will result in an unforeseen loss of interest income to the series as the series may be required to reinvest assets at a lower interest rate. Because prepayments increase when interest rates fall, the prices of mortgage-backed securities do not increase as much as other fixed income securities when interest rates fall.

                  - When interest rates rise, homeowners are less likely to prepay their mortgage loans. A decreased rate of prepayments lengthens the expected maturity of a mortgage-backed security. Therefore, the prices of mortgage-backed securities may decrease more than prices of other fixed income securities when interest rates rise.

             - COLLATERALIZED MORTGAGE OBLIGATIONS: The series may invest in mortgage-backed securities called collateralized mortgage obligations (CMOs). CMOs are issued in separate classes with different stated maturities. As the mortgage pool experiences prepayments, the pool pays off investors in classes with shorter maturities first. By investing in CMOs, the series may manage the prepayment risk of mortgage-backed securities. However, prepayments may cause the actual maturity of a CMO to be substantially shorter than its stated maturity.

             - ASSET-BACKED SECURITIES: Asset-backed securities have prepayment risks similar to mortgage-backed securities.

          - CREDIT RISK: As with any fixed income security, mortgage-backed and asset-backed securities are subject to the risk that the issuer will default on principal and interest payments. It may be difficult to enforce rights against the assets underlying mortgage-backed and asset-backed securities in the case of default. Investors should note that while securities issued by certain U.S. Government agencies or instrumentalities are guaranteed by the U.S. Government, securities issued by many U.S. Government agencies are not guaranteed by the U.S. Government. Mortgage-backed securities and asset-backed securities issued by private lending institutions or other financial intermediaries may be supported by insurance or other forms of guarantees.

     - FOREIGN SECURITIES RISK: Investing in foreign securities involves risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject:

          - These risks may include the seizure by the government of company assets, excessive taxation, withholding taxes on dividends and interest, limitations on the use or transfer of portfolio assets, and political or social instability.

          - Enforcing legal rights may be difficult, costly and slow in foreign countries, and there may be special problems enforcing claims against foreign governments.

          - Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations.

          - Foreign markets may be less liquid and more volatile than U.S. markets.

          - Foreign securities often trade in currencies other than the U.S. dollar, and the series may directly hold foreign currencies and purchase and sell foreign currencies through forward exchange contracts. Changes in currency exchange rates will affect the series' net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of the series to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity in the series' foreign currency holdings. By entering into forward foreign currency exchange contracts, the series may be required to forego the benefits of advantageous changes in exchange rates and, in the case of forward contracts entered into for the purpose of increasing return, the series may sustain losses which will reduce its gross income. Forward foreign currency exchange contracts involve the risk that the party with which the series enters into the contract may fail to perform its obligations to the series.

     - EMERGING MARKETS RISK: Emerging markets are generally defined as countries in the initial stages of their industrialization cycles with low per capita income. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities described above are heightened when investing in emerging markets countries.

     - NON-DIVERSIFIED STATUS RISK: Because the series may invest a higher percentage of its assets in a small number of issuers, the series is more susceptible to any single economic, political or regulatory event affecting those issuers than is a diversified fund.

     - ACTIVE OR FREQUENT TRADING RISK: The series has engaged and may engage in active and frequent trading to achieve its principal investment strategies. Frequent trading increases transaction costs, which could detract from the series' performance.

     - As with any mutual fund, you could lose money on your investment in the series.

     AN INVESTMENT IN THE SERIES IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

-    BAR CHART AND PERFORMANCE TABLE

     The bar chart and performance table below are intended to indicate some of the risks of investing in the series by showing changes in the series' performance over time. The performance table also shows how the series' performance over time compares with that of one or more broad measures of market performance. The chart and table provide past performance information. The series' past performance does not necessarily indicate how the series will perform in the future. The returns shown do not reflect fees and charges imposed under the variable annuity and life insurance contracts through which an investment may be made. If these fees and charges were included, they would reduce these returns.

     BAR CHART

     The bar chart shows changes in the annual total returns of the series' Initial Class shares, assuming the reinvestment of distributions.

[CHART]

     1996     18.51%
     1997     31.70%
     1998     18.06%
     1999     30.81%
     2000      7.07%
     2001    (24.20)%
     2002    (22.76)%
     2003     35.89%

        During the period shown in the bar chart, the highest quarterly return was 21.53% (for the calendar quarter ended December 31, 1999) and the lowest quarterly return was (16.33)% (for the calendar quarter ended September 30, 2001).

     PERFORMANCE TABLE

     This table shows how the average annual total returns of the series' shares compares to a broad measure of market performance and one or more other market indicators and assumes the reinvestment of distributions.

     AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2003)

                                                                   1 YEAR      5 YEAR    LIFE*
       Utilities Series--Initial Class Shares                      35.89%       2.19%    11.91%
       Standard & Poor's 500 Utilities Index**+                    26.26%      (2.57)%    6.50%

----------
     * Series performance figures are for the period from the commencement of the series' investment operations on January 3, 1995, through December 31, 2003. Index returns are from January 1, 1995.
     ** The Standard & Poor's 500 Utilities Index measures the performance of the utility sector.
     +    Source: Standard & Poor's Micropal, Inc.

     All performance results reflect any applicable expense subsidies and waivers in effect during the periods shown, without these the results would have been less favorable.

-    PORTFOLIO MANAGER

     Maura A. Shaughnessy, an MFS Senior Vice President, has been employed in the MFS investment management area since 1991. Ms. Shaughnessy has been the series' portfolio manager since its inception.

III  CERTAIN INVESTMENT STRATEGIES AND RISKS

-    FURTHER INFORMATION ON INVESTMENT STRATEGIES AND RISKS

     Each series may invest in various types of securities and engage in various investment techniques and practices which are not the principal focus of the series and therefore are not described in this prospectus. The types of securities and investment techniques and practices in which a series may engage, including the principal investment techniques and practices described above, are identified in Appendix A to this Prospectus, and are discussed, together with their risks, in the trust's Statement of Additional Information (referred to as the SAI), which you may obtain by contacting MFS Service Center, Inc. (see back cover for address and phone number).

-    TEMPORARY DEFENSIVE POLICIES

     Each series may depart from its principal investment strategies by temporarily investing for defensive purposes when adverse market, economic or political conditions exist. While a series invests defensively, it may not be able to pursue its investment objective. A series defensive investment position may not be effective in protecting its value.

-    ACTIVE OR FREQUENT TRADING

     Each series may engage in active or frequent trading to achieve its principal investment strategies. This may result in the realization and distribution to shareholders of higher capital gains as compared to a series with less active trading policies. Frequent trading also increases transaction costs, which could detract from the series' performance.

IV   MANAGEMENT OF THE SERIES

-    INVESTMENT ADVISER

     Massachusetts Financial Services Company (referred to as MFS or the adviser) is the investment adviser to each series. MFS is America's oldest mutual fund organization. MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund, Massachusetts Investors Trust. Net assets under the management of the MFS organization were approximately $140.3 billion as of December 31, 2003. MFS is located at 500 Boylston Street, Boston, Massachusetts 02116.

     MFS provides investment management and related administrative services and facilities to each series, including portfolio management and trade execution. For these services, each series pays MFS an annual management fee as set forth in the Expense Summary.

     MFD or one or more of its affiliates (for purposes of this section only, collectively, "MFD"), out of their own resources, may make additional cash payments to insurance companies and plan sponsors to whom shares of the series are offered (collectively, "Record Owners") in recognition of their marketing and/or administrative services support. This compensation is not reflected in the fees and expenses listed in the fee table section of the series' prospectus. In the case of any one Record Owner, marketing and administrative support payments, with certain limited exceptions, will not exceed 0.25% of the total assets of the series attributable to the Record Owner, on an annual basis. To the extent permitted by SEC and NASD rules and other applicable laws and regulations, MFD may pay or allow other promotional incentives or payments to Record Owner.

     You can find further details in the SAI about the payments made by MFD and the services provided by Record Owners. In addition, you can ask your Record Owner for information about any payments it receives from MFD and any services provided.

-    ADMINISTRATOR

     MFS provides each series with certain financial, legal, compliance, shareholder communications and other administrative services. MFS is reimbursed by each series for a portion of the costs it incurs in providing these services.

-    DISTRIBUTOR

     MFS Fund Distributors, Inc. (referred to as MFD), a wholly owned subsidiary of MFS, is the distributor of shares of the series.

-    SHAREHOLDER SERVICING AGENT

     MFS Service Center, Inc. (referred to as MFSC), a wholly owned subsidiary of MFS, performs transfer agency and certain other services for each series, for which it receives compensation from each series.

V    DESCRIPTION OF SHARES

     The trust offers two classes of shares--initial class shares and service class shares (except the Money Market Series that only offers initial class shares). Initial class shares are offered through this prospectus. Service class shares, which bear a Rule 12b-1 distribution fee, are available through a separate prospectus. If you would like to receive a copy of the other prospectus, please call the MFS Service Center at the telephone number referenced at the back of this document. These shares are offered to separate accounts established by insurance companies in order to serve as investment vehicles for variable annuity and variable life insurance contracts. The trust also offers shares of each of its series to qualified pension and retirement plans. All purchases, redemptions and exchanges of shares are made through these insurance company separate accounts and plans, which are the record owner of the shares. Contract holders and plan beneficiaries seeking to purchase, redeem or exchange interests in the trust's shares should consult with the insurance company which issued their contracts or their plan sponsor.

VI   OTHER INFORMATION

-    PRICING OF SERIES' SHARES

     The price of each class of the series' shares is based on its net asset value. The net asset value of each class of shares is determined once each day during which the New York Stock Exchange is open for trading as of the close of regular trading on the New York Stock Exchange (generally, 4:00 p.m., Eastern time) (referred to as the valuation time). Net asset value per share is computed by dividing the net assets allocated to each share class by the number of series shares outstanding for that class. On holidays or other days (such as Good Friday) when the New York Stock Exchange is closed, net asset value is not calculated, and the series' do not transact purchase, exchange or redemption orders.

     To determine net asset value, each series values its assets at current market prices where current market prices are readily available (certain short term debt instruments are valued at amortized cost), or at fair value as determined by the adviser under the direction of the Board of Trustees when a determination is made that current market prices are not readily available. For example, in valuing securities that trade principally on foreign markets, events reasonably determined to be significant (such as certain movements in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the series' valuation time that may impact the value of securities traded in these foreign markets. In these cases, the series may utilize information from an external vendor or other sources to adjust closing market prices of foreign equity securities to reflect what it believes to be the fair value of the securities as of the series' valuation time. Fair valuation of foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant.

     Certain series invest in securities which are primarily listed on foreign exchanges that trade on weekends and other days when the series does not price its shares. Therefore, the value of these series' shares may change on days when you will not be able to purchase or redeem their shares.

     Insurance companies and plan sponsors are the designees of the trust for receipt of purchase, exchange and redemption orders from contractholders and plan beneficiaries. An order submitted to the trust's designee by the valuation time will receive the net asset value next calculated; provided that the trust receives notice of the order generally by 9:30 a.m. eastern time on the next day on which the New York Stock Exchange is open for trading.

-    DISTRIBUTIONS

     Each series intends to pay substantially all of its net income (including any realized net capital and net foreign currency gains) to shareholders as dividends at least annually.

-    TAX CONSIDERATIONS

     The following discussion is very general. You are urged to consult your tax adviser regarding the effect that an investment in a series may have on your tax situation. Each series of the trust is treated as a separate corporation for federal tax purposes. As long as a series qualifies for treatment as a regulated investment company (which each series has done in the past and intends to do in the future), it pays no federal income tax on the net earnings and net realized gains it distributes to shareholders. In addition, each series also intends to continue to diversify its assets to satisfy the federal diversification tax rules applicable to separate accounts that fund variable insurance and annuity contracts.

     Shares of the series are offered to insurance company separate accounts and to qualified retirement and pension plans. You should consult with the insurance company that issued your contract or your plan sponsor to understand the federal tax treatment of your investment.

-    RIGHT TO REJECT OR RESTRICT PURCHASE AND EXCHANGE ORDERS

     RIGHT TO REJECT OR RESTRICT PURCHASE AND EXCHANGE ORDERS. Purchases and exchanges should be made primarily for investment purposes. The series reserve the right to restrict, reject or cancel, without any prior notice, any purchase or exchange order, including transactions representing excessive trading (e.g., trading, which in the reasonable judgement of the series' or its agents, may disrupt portfolio investment strategies or otherwise adversely affect the series.) and transactions accepted by an insurance company or retirement plan sponsor through which the transaction is placed. In the event that the series reject or cancel an exchange request, neither the redemption nor the purchase side of the exchange will be processed. The series reserve the right to delay for up to one business day the processing of exchange requests in the event that, in the series' judgment, such delay would be in the series' best interest, in which case both the redemption and purchase side of the exchange will receive the series' net asset value at the conclusion of the delay period.

-    EXCESSIVE TRADING PRACTICES

     EXCESSIVE TRADING POLICIES. Excessive trading into and out of the series can disrupt portfolio investment strategies and increase series' operating expenses. The series are not designed to accommodate excessive trading practices. The series and their agents reserve the right to restrict, reject or cancel purchase and exchange orders, as described above, which represent excessive trading.

     LIMITATIONS ON ABILITY TO DETECT AND CURTAIL EXCESSIVE TRADING PRACTICES. Shareholders seeking to engage in excessive trading practices may deploy a variety of strategies to avoid detection, and there is no guarantee that the series or their agents will be able to identify such shareholders or curtail their trading practices. The ability of the series and their agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. In addition, the series receive purchase, exchange and redemption orders from insurance companies and retirement plans which maintain omnibus accounts with the series. Omnibus account arrangements are common forms of holding shares of a series, particularly among insurance companies offering variable insurance products and retirement plans. These arrangements often permit the intermediaries to aggregate their clients' transactions and ownership positions. In these circumstances, the identity of the particular shareholder(s) is not known to a series. Therefore, the ability of the series to detect excessive trading practices with respect to shares held through omnibus arrangements is limited, and trading patterns representing a significant percentage of shareholders' account activity may not be monitored by the series. The insurance company through which you purchased your variable annuity or variable life contract may impose transfer limitations and other limitations designed to curtail excessive trading. Please refer to your variable annuity or variable life contract for details.

     EXCESSIVE TRADING RISKS. To the extent that the series or their agents are unable to curtail excessive trading practices in a series, these practices may interfere with the efficient management of the series' portfolio, and may result in the series engaging in certain activities to a greater extent then it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase the series' operating costs and decrease the series' investment performance, and maintenance of a higher level of cash balances would likewise result in lower series investment performance during periods of rising markets.

     For series that significantly invest in foreign securities traded on markets which may close prior to when the series determines its net asset value (referred to as the valuation time), excessive trading by certain shareholders may cause dilution in the value of series shares held by other shareholders. Because events may occur after the close of these foreign markets and before the series' valuation time that influence the value of these foreign securities, investors may seek to trade series shares in an effort to benefit from their understanding of the value of these foreign securities as of the series' valuation time (referred to as price arbitrage). The series has procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what it believes to be the fair value of the securities as of the series' valuation time. To the extent that the series does not accurately value foreign securities as of its valuation time, investors engaging in price arbitrage may cause dilution in the value of series shares held by other shareholders.

     For series that significantly invest in high yield (commonly known as junk bonds) or small cap equity securities, because these securities are often infrequently traded, investors may seek to trade series shares in an effort to benefit from their understanding of the value of these securities (referred to as price arbitrage). Any such frequent trading strategies may interfere with efficient management of the series' portfolio to a greater degree than series which invest in highly liquid securities, in part because the series may have difficulty selling these portfolio securities at advantageous times or prices to satisfy large and/or frequent redemption requests. Any successful price arbitrage may also cause dilution in the value of series shares held by other shareholders.

-    IN-KIND DISTRIBUTIONS

     The series have reserved the right to pay redemption proceeds by a distribution in-kind of portfolio securities (rather than cash). In the event that the series makes an in-kind distribution, you could incur the brokerage and transaction charges when converting the securities to cash, and the securities may increase or decrease in value until you sell them. The series do not expect to make in-kind distributions.

-    UNIQUE NATURE OF SERIES

     MFS may serve as the investment adviser to other funds which have investment goals and principal investment policies and risks similar to those of the series, and which may be managed by the series' portfolio manager(s). While a series may have many similarities to these other funds, its investment performance will differ from their investment performance. This is due to a number of differences between a series and these similar products, including differences in sales charges, expense ratios and cash flows.

-    POTENTIAL CONFLICTS

     Shares of the series are offered to the separate accounts of insurance companies that may be affiliated or unaffiliated with MFS and each other ("shared funding") and may serve as the underlying investments for both variable annuity and variable life insurance contracts ("mixed funding"). Due to differences in tax treatment or other considerations, the interests of various contract owners might at some time be in conflict. The trust currently does not foresee any such conflict. Nevertheless, the board of trustees which oversees the series intends to monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken in response. If such a conflict were to occur, one or more separate accounts of the insurance companies might be required to withdraw its investments in one or more series. This might force a series to sell securities at disadvantageous prices.

VII  FINANCIAL HIGHLIGHTS

     The financial highlights table is intended to help you understand the series' financial performance for the past five years, or, if a series has not been in operation that long, since the time it commenced investment operations. Certain information reflects financial results for a single series' share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in a series (assuming reinvestment of all distributions). The per share data in the financial highlights tables, including total returns, do not reflect fees and charges imposed under the variable annuity and variable life insurance contracts through which an investment may be made. If these fees and charges were included, they would reduce total return. This information has been audited by the trust's independent auditors, whose report, together with the trust's financial statements, are included in the trust's Annual Report to shareholders. The series' Annual Report is available upon request by contacting MFSC (see back cover for address and telephone number). The financial statements contained in the Annual Report are incorporated by reference into the SAI. The trust's independent auditors are Deloitte & Touche LLP.

1.   BOND SERIES--INITIAL CLASS

                                                                               YEAR ENDED DECEMBER 31,
                                                     -----------------------------------------------------------------------
                                                         2003           2002           2001           2000           1999
----------------------------------------------------------------------------------------------------------------------------
Per share data (for a share outstanding throughout
  each period):
Net asset value -- beginning of period               $     11.82    $     11.52    $     11.32    $     10.93    $     11.38
                                                     -----------    -----------    -----------    -----------    -----------
Income from investment operations#@@ --
  Net investment income@                             $      0.62    $      0.67    $      0.72    $      0.76    $      0.70
  Net realized and unrealized gain (loss) on
     investments and foreign currency                       0.45           0.30           0.22           0.20          (0.87)
                                                     -----------    -----------    -----------    -----------    -----------
        Total from investment operations             $      1.07    $      0.97    $      0.94    $      0.96    $     (0.17)
                                                     -----------    -----------    -----------    -----------    -----------
Less distributions declared to shareholders --
  From net investment income                         $     (0.70)   $     (0.67)   $     (0.74)   $     (0.57)   $     (0.26)
  From net realized gain on investments and
     foreign currency transactions                            --             --             --             --          (0.02)
  In excess of net realized gain on investments
     and foreign currency transactions                        --             --             --             --          (0.00)+++
                                                     -----------    -----------    -----------    -----------    -----------
        Total distributions declared to
           shareholders                              $     (0.70)   $     (0.67)   $     (0.74)   $     (0.57)   $     (0.28)
                                                     -----------    -----------    -----------    -----------    -----------
Net asset value -- end of period                     $     12.19    $     11.82    $     11.52    $     11.32    $     10.93
                                                     -----------    -----------    -----------    -----------    -----------
Total return                                                9.34%          8.92%          8.71%          9.21%         (1.56)%
Ratios (to average net assets)/Supplemental
  data@:
  Expenses##                                                0.75%          0.75%          0.75%          0.84%          1.01%
  Net investment income@@                                   5.04%          5.92%          6.34%          6.95%          6.26%
Portfolio turnover                                           116%           132%           281%           303%           283%
Net assets at end of period (000 Omitted)            $    31,981    $    33,755    $    31,087    $    26,207    $    24,291

@ MFS has contractually agreed, subject to reimbursement, to bear a portion of the series "Other Expenses", which are defined as the series' operating expenses, exclusive of management and certain other fees and expenses, such that Other Expenses do not exceed 0.15% annually. This arrangement is effected by MFS bearing all of the series' Other Expenses during the series' fiscal year and the series paying MFS an expense reimbursement fee not greater than 0.15% of average daily net assets for Initial Class. To the extent that the expense reimbursement fee exceeds the series' actual expenses, the excess will be applied to amounts paid by MFS in prior years. This agreement will terminate on the earlier of December 31, 2004 or such date as all expenses previously borne by MFS under the agreement have been paid by the series. Prior to May 1, 2000, the series paid the investment advisor a reimbursement fee not greater then 0.40% of average daily net assets. To the extent actual expenses were over this limitation, the net investment income per share and the ratios would have been:

    Net investment income                            $      0.59    $      0.65    $      0.69    $      0.74    $      0.69
    Ratios (to average net assets):
       Expenses##                                           0.94%          0.92%          0.99%          0.99%          1.06%
       Net investment income                                4.85%          5.75%          6.10%          6.80%          6.21%

----------
@@ As required, effective January 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the period ended December 31, 2001 was to decrease net investment income per share by $0.01, increase net realized and unrealized gains and losses per share by $0.01, and decrease the ratio of net investment income to average net assets by 0.07%. Per share, ratios and supplemental data for the periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
+++ Per share amount was less than $0.01.
#   Per share data are based on average shares outstanding.
##  Ratios do not reflect reductions from fees paid indirectly.

2.   CAPITAL OPPORTUNITIES SERIES--INITIAL CLASS

                                                                               YEAR ENDED DECEMBER 31,
                                                     ------------------------------------------------------------------------
                                                         2003           2002           2001            2000           1999
-----------------------------------------------------------------------------------------------------------------------------
Per share data (for a share outstanding throughout
  each period):
Net asset value -- beginning of period               $      9.53    $     13.55    $     19.26     $     21.74    $     14.79
                                                     -----------    -----------    -----------     -----------    -----------
Income from investment operations# --
  Net investment income (loss)@                      $      0.05    $      0.02    $      0.01     $      0.01    $     (0.02)
  Net realized and unrealized gain (loss) on
     investments and foreign currency                       2.55          (4.03)         (4.32)          (0.66)          7.02
                                                     -----------    -----------    -----------     -----------    -----------
        Total from investment operations             $      2.60    $     (4.01)   $     (4.31)    $     (0.65)   $      7.00
                                                     -----------    -----------    -----------     -----------    -----------
Less distributions declared to shareholders --
  From net investment income                         $     (0.02)   $     (0.01)   $     (0.00)+++ $        --    $        --
  From net realized gain on investments and
     foreign currency transactions                            --             --          (1.33)          (1.83)         (0.05)
  In excess of net realized gain on investments
     and foreign currency transactions                        --             --          (0.07)             --             --
                                                     -----------    -----------    -----------     -----------    -----------
        Total distributions declared to
           shareholders                              $     (0.02)   $     (0.01)   $     (1.40)    $     (1.83)   $     (0.05)
                                                     -----------    -----------    -----------     -----------    -----------
Net asset value -- end of period                     $     12.11    $      9.53    $     13.55     $     19.26    $     21.74
                                                     -----------    -----------    -----------     -----------    -----------
Total return                                               27.39%        (29.69)%       (23.48)%         (3.66)%        47.42%
Ratios (to average net assets)/Supplemental
  data@:
  Expenses##                                                0.90%          0.90%          0.91%           0.94%          1.02%
  Net investment income (loss)                              0.45%          0.21%          0.06%           0.03%         (0.13)%
Portfolio turnover                                            65%           105%           102%            109%           152%
Net assets at end of period (000 0mitted)            $   150,436    $   105,323    $   163,014     $   140,043    $    63,172

@ MFS has contractually agreed, subject to reimbursement, to bear a portion of the series' "Other Expenses", which are defined as the series' operating expenses, exclusive of management and certain other fees and expenses, such that Other Expenses do not exceed 0.15% annually. This arrangement is effected by MFS bearing all of the series' "Other Expenses" during the series' fiscal year, and the series paying MFS an expense reimbursement fee not greater than 0.15% of average daily net assets for Initial Class shares. To the extent that the expense reimbursement fee exceeds the series' actual expenses, the excess will be applied to amounts paid by MFS in prior years. This agreement will terminate on the earlier of December 31, 2004 or such date as all expenses previously borne by MFS under the agreement have been paid by the series. Prior to May 1, 2000, this fee was not greater than 0.25% of average daily net assets. To the extent actual expenses were over/under this limitation, the net investment income (loss) per share and the ratios would have been:

    Net investment income (loss)                     $      0.04    $      0.02**  $      0.00    $      0.01**  $     (0.02)**
    Ratios (to average net assets):
       Expenses##                                           0.94%          0.93%          0.96%          0.93%          1.03%
       Net investment income (loss)                         0.41%          0.18%          0.01%          0.04%         (0.14)%

----------
+++ Per share amount was less than $(0.01).
**  The waiver impact per share amount was less than $0.01.
#   Per share data are based on average shares outstanding.
##  Ratios do not reflect reductions from fees paid indirectly.

3.   EMERGING GROWTH SERIES--INITIAL CLASS

                                                                               YEAR ENDED DECEMBER 31,
                                                     -----------------------------------------------------------------------
                                                         2003           2002           2001           2000           1999
----------------------------------------------------------------------------------------------------------------------------
Per share data (for a share outstanding throughout
  each period):
Net asset value -- beginning of period               $     11.91    $     17.98    $     28.85    $     37.94    $     21.47
                                                     -----------    -----------    -----------    -----------    -----------
Income from investment operations# --
  Net investment loss                                $     (0.03)   $     (0.04)   $     (0.03)   $     (0.01)   $     (0.06)
  Net realized and unrealized gain (loss) on
     investments and foreign currency                       3.63          (6.03)         (9.44)         (7.07)         16.53
                                                     -----------    -----------    -----------    -----------    -----------
        Total from investment operations             $      3.60    $     (6.07)   $     (9.47)   $     (7.08)   $     16.47
                                                     -----------    -----------    -----------    -----------    -----------
Less distributions declared to shareholders --
  From net investment income                         $        --    $        --    $     (1.04)   $     (2.01)   $        --
  In excess of net realized gain on investments
     and foreign currency transactions                        --             --          (0.36)            --             --
                                                     -----------    -----------    -----------    -----------    -----------
        Total distributions declared to
           shareholders                              $        --    $        --    $     (1.40)   $     (2.01)   $        --
                                                     -----------    -----------    -----------    -----------    -----------
Net asset value -- end of period                     $     15.51    $     11.91    $     17.98    $     28.85    $     37.94
                                                     -----------    -----------    -----------    -----------    -----------
Total return                                               30.23%*       (33.76)%       (33.49)%       (19.61)%        76.71%
Ratios (to average net assets)/Supplemental data:
  Expenses##                                                0.87%          0.86%          0.87%          0.85%          0.84%
  Net investment loss                                      (0.22)%        (0.24)%        (0.14)%        (0.04)%        (0.23)%
Portfolio turnover                                           103%           111%           231%           200%           176%
Net assets at end of period (000 Omitted)            $   849,718    $   757,499    $ 1,462,469    $ 2,312,406    $ 2,132,528

----------
* The series' total return calculation includes proceeds received on March 26, 2003 from a non-recurring litigation settlement recorded as a realized gain on investment transactions. The proceeds resulted in an increase in net asset value of $0.09 per share based on shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the series' ending net asset value per share, the total return for the year ended December 31, 2003 would have been 29.48%.
#   Per share data are based on average shares outstanding.
##  Ratios do not reflect reductions from fees paid indirectly.

4.   INVESTORS GROWTH STOCK SERIES--INITIAL CLASS

                                                                         YEAR ENDED DECEMBER 31,                  PERIOD ENDED
                                                       -------------------------------------------------------    DECEMBER 31,
                                                          2003           2002            2001          2000          1999*
------------------------------------------------------------------------------------------------------------------------------
Per share data (for a share outstanding throughout
  the period):
Net asset value -- beginning of period                 $     7.08     $     9.77      $    13.00    $    13.95    $      10.00
                                                       ----------     ----------      ----------    ----------    ------------
Income (loss) from investment operations# --
  Net investment income (loss)@                        $     0.00+++  $    (0.00)+++  $     0.01    $     0.04    $       0.06
  Net realized and unrealized gain (loss) on
     investments and foreign currency                        1.63          (2.69)          (3.14)        (0.89)           3.94
                                                       ----------     ----------      ----------    ----------    ------------
        Total from investment operations               $     1.63     $    (2.69)     $    (3.13)   $    (0.85)   $       4.00
                                                       ----------     ----------      ----------    ----------    ------------
Less distributions declared to shareholders --
  From net investment income                           $       --     $       --      $    (0.01)   $       --    $      (0.02)
  From net realized gain on investments and foreign
     currency transactions                                     --             --              --         (0.06)          (0.03)
  In excess of net investment income                           --             --              --            --           (0.00)+++
  In excess of net realized gain on investments
     and foreign currency transactions                         --             --           (0.09)        (0.04)             --
                                                       ----------     ----------      ----------    ----------    ------------
        Total distributions declared to shareholders   $       --     $       --      $    (0.10)   $    (0.10)   $      (0.05)
                                                       ----------     ----------      ----------    ----------    ------------
Net asset value -- end of period                       $     8.71     $     7.08      $     9.77    $    13.00    $      13.95
                                                       ----------     ----------      ----------    ----------    ------------
Total return                                                23.02%        (27.53)%        (24.14)%       (6.17)%         40.01%++
Ratios (to average net assets)/Supplemental data@:
  Expenses##                                                 0.88%          0.88%           0.92%         0.93%           1.01%+
  Net investment income (loss)                               0.04%         (0.03)%          0.07%         0.28%           0.71%+
Portfolio turnover                                            253%           214%            265%          248%             73%
Net assets at end of period (000 Omitted)              $  199,674     $  120,593      $  147,280    $   97,766    $     18,889

@ Subject to reimbursement by the series, the investment adviser contractually agreed under a temporary expense reimbursement agreement to pay all of the series' operating expenses, exclusive of management fees. In consideration, the series paid the investment adviser a reimbursement fee not greater than 0.15% of the average daily net assets. This agreement terminated on June 30, 2001. To the extent actual expenses were over this limitation, the net investment income per share and the ratios would have been:

  Net investment income                                        --             --      $     0.01    $     0.04    $       0.02
  Ratios (to average net assets):
     Expenses##                                                --             --            0.91%         0.94%           1.47%@
     Net investment income                                     --             --            0.08%         0.27%           0.25%@

----------
* For the period from the commencement of the series' investment operations, May 3, 1999, through December 31, 1999.
+    Annualized.
++   Not annualized.
+++  Per share amount was less than $0.01.
#    Per share data are based on average shares outstanding.
##   Ratios do not reflect reductions from fees paid indirectly.

5.   NEW DISCOVERY SERIES--INITIAL CLASS

                                                                               YEAR ENDED DECEMBER 31,
                                                       -----------------------------------------------------------------------
                                                          2003           2002            2001          2000          1999
------------------------------------------------------------------------------------------------------------------------------
Per share data (for a share outstanding throughout
  each period):
Net asset value -- beginning of period                 $    10.44     $    15.27      $    16.61    $    17.27    $      10.22
                                                       ----------     ----------      ----------    ----------    ------------
Income (loss) from investment operations# --
  Net investment loss@                                 $    (0.08)    $    (0.07)     $    (0.09)   $    (0.08)   $      (0.09)
  Net realized and unrealized gain (loss) on
     investments and foreign currency                        3.60          (4.76)          (0.74)        (0.26)           7.53
                                                       ----------     ----------      ----------    ----------    ------------
        Total from investment operations               $     3.52     $    (4.83)     $    (0.83)   $    (0.34)   $       7.44
                                                       ----------     ----------      ----------    ----------    ------------
Less distributions declared to shareholders --
  From net realized gain on investments and foreign
     currency transactions                             $       --     $       --      $    (0.35)   $    (0.32)   $      (0.39)
  In excess of net realized gain on investments and
     foreign currency transactions                             --             --           (0.16)           --              --
                                                       ----------     ----------      ----------    ----------    ------------
        Total distributions declared to shareholders   $       --     $       --      $    (0.51)   $    (0.32)   $      (0.39)
                                                       ----------     ----------      ----------    ----------    ------------
Net asset value -- end of period                       $    13.96     $    10.44      $    15.27    $    16.61    $      17.27
                                                       ----------     ----------      ----------    ----------    ------------
Total return                                                33.72%        (31.63)%         (5.03)%       (1.99)%         73.41%
Ratios (to average net assets)/Supplemental data@:
  Expenses##                                                 1.04%          1.05%           1.06%         1.08%           1.17%
  Net investment loss                                       (0.62)%        (0.56)%         (0.61)%       (0.48)%         (0.72)%
Portfolio turnover                                             88%            90%             63%           65%            185%
Net assets at end of period (000 Omitted)              $  290,364     $  157,863      $  194,098    $  145,113    $     18,115

@ From May 1, 2000 through April 30, 2003, subject to reimbursement of the series, the investment adviser agreed to maintain expenses of the series exclusive of management fees, at not greater than 0.15% of the average daily net assets. Prior to May 1, 2000, this fee was not greater than 0.25% of the average daily net assets. Effective May 1, 2003, the series is no longer subject to reimbursement. To the extent actual expenses were over/under this limitation, the net investment loss per share and the ratios would have been:

  Net investment loss                                  $    (0.08)*   $    (0.07)*    $    (0.09)   $    (0.09)   $      (0.25)
  Ratios (to average net assets):
     Expenses##                                              1.04%*         1.05%*          1.09%         1.11%           2.49%
     Net investment loss                                    (0.62)%*       (0.56)%*        (0.64)%       (0.51)%         (2.04)%

----------
* Reimbursement per share amount and ratios were less than $0.01 and 0.01%, respectively.
#    Per share data are based on average shares outstanding.
##   Ratios do not reflect reductions from fees paid indirectly.

6.   RESEARCH SERIES--INITIAL CLASS

                                                                               YEAR ENDED DECEMBER 31,
                                                       -----------------------------------------------------------------------
                                                          2003           2002            2001          2000           1999
------------------------------------------------------------------------------------------------------------------------------
Per share data (for a share outstanding throughout
  each period):
Net asset value -- beginning of period                 $    10.78     $    14.32      $    20.80    $    23.34    $      19.05
                                                       ----------     ----------      ----------    ----------    ------------
Income from investment operations# --
  Net investment income                                $     0.10     $     0.06      $     0.03    $     0.01    $       0.02
  Net realized and unrealized gain (loss) on
     investments and foreign currency                        2.55          (3.57)          (4.15)        (1.00)           4.52
                                                       ----------     ----------      ----------    ----------    ------------
        Total from investment operations               $     2.65     $    (3.51)     $    (4.12)   $    (0.99)   $       4.54
                                                       ----------     ----------      ----------    ----------    ------------
Less distributions declared to shareholders --
  From net investment income                           $    (0.08)    $    (0.03)     $    (0.00)*  $    (0.01)   $      (0.04)
  From net realized gain on investments and foreign
     currency transactions                                     --             --           (2.32)        (1.54)          (0.21)
  In excess of net realized gain on investments and
     foreign currency transactions                             --             --           (0.04)           --              --
                                                       ----------     ----------      ----------    ----------    ------------
        Total distributions declared to shareholders   $    (0.08)    $    (0.03)     $    (2.36)   $    (1.55)   $      (0.25)
                                                       ----------     ----------      ----------    ----------    ------------
Net asset value -- end of period                       $    13.35     $    10.78      $    14.32    $    20.80    $      23.34
                                                       ----------     ----------      ----------    ----------    ------------
Total return                                                24.71%^       (24.54)%        (21.25)%       (4.85)%         24.05%
Ratios (to average net assets)/Supplemental data:
  Expenses##                                                 0.88%          0.87%           0.89%         0.85%           0.86%
  Net investment income                                      0.83%          0.52%           0.20%         0.05%           0.08%
Portfolio turnover                                            124%            98%             99%           93%             91%
Net assets at end of period (000 Omitted)              $  352,464     $  488,917      $  808,889    $1,083,760    $    883,578

----------
*    Per share amount was less than $0.01.
#    Per share data are based on average shares outstanding.
##   Ratios do not reflect reductions from fees paid indirectly.
^ The series' total return calculation includes proceeds received on March 26, 2003 from a non-recurring litigation settlement recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of $0.02 per share based on shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the series' ending net asset value per share, total return for the year ended December 31, 2003 would have been 24.49%.

7.   UTILITIES SERIES--INITIAL CLASS

                                                                               YEAR ENDED DECEMBER 31,
                                                       -----------------------------------------------------------------------
                                                          2003           2002            2001          2000           1999
------------------------------------------------------------------------------------------------------------------------------
Per share data (for a share outstanding
  throughout each period):
Net asset value -- beginning of period                 $    12.03     $    15.94      $    23.57    $    24.16    $      19.82
                                                       ----------     ----------      ----------    ----------    ------------
Income from investment operations#@@ --
  Net investment income@                               $     0.29     $     0.31      $     0.39    $     0.94    $       0.38
  Net realized and unrealized gain (loss) on
     investments and foreign currency                        3.95          (3.88)          (5.53)         0.66            5.40
                                                       ----------     ----------      ----------    ----------    ------------
        Total from investment operations               $     4.24     $    (3.57)     $    (5.14)   $     1.60    $       5.78
                                                       ----------     ----------      ----------    ----------    ------------
Less distributions declared to shareholders --
  From net investment income                           $    (0.32)    $    (0.34)     $    (0.69)   $    (0.26)   $      (0.24)
  From net realized gain on investments and foreign
     currency transactions                                     --             --           (1.76)        (1.93)          (1.20)
  In excess of net realized gain on investments and
     foreign currency transactions                             --             --           (0.04)           --              --
                                                       ----------     ----------      ----------    ----------    ------------
        Total distributions declared to shareholders   $    (0.32)    $    (0.34)     $    (2.49)   $    (2.19)   $      (1.44)
                                                       ----------     ----------      ----------    ----------    ------------
Net asset value -- end of period                       $    15.95     $    12.03      $    15.94    $    23.57    $      24.16
                                                       ----------     ----------      ----------    ----------    ------------
Total return                                                35.89%        (22.76)%        (24.20)%        7.07%          30.81%
Ratios (to average net assets)/Supplemental data@:
  Expenses##                                                 0.92%          0.94%           0.93%         0.90%           1.01%
  Net investment income@@                                    2.11%          2.38%           2.03%         3.95%           1.88%
Portfolio turnover                                            134%           102%            102%          111%            134%
Net assets at end of period (000 Omitted)              $  243,275     $  170,032      $  260,749    $  308,386    $    182,969

@ Subject to reimbursement by the series, the investment adviser contractually agreed under a temporary expense reimbursement agreement to pay all of the series' operating expenses, exclusive of management fees. In consideration, the series pays the investment adviser a reimbursement fee not greater than 0.25% of average daily net assets for the period indicated. To the extent actual expenses were over/under this limitation, the net investment income per share and the ratios would have been:

  Net investment income                                        --             --              --            --    $       0.40
  Ratios (to average net assets):
     Expenses##                                                --             --              --            --            0.94%
     Net investment income                                     --             --              --            --            1.95%

----------
#    Per share data are based on average shares outstanding.
##   Ratios do not reflect reductions from fees paid indirectly.
@@ As required, effective January 1, 2001, the series has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended December 31, 2001, was to decrease net investment income per share by $0.01, increase net realized and unrealized gains and losses per share by $0.01, and decrease the ratio of net investment income to average net assets by 0.03%. Per share, ratios and supplemental data for periods prior to January 1, 2001, have not been restated to reflect this change in presentation.

APPENDIX A                                                           BOND SERIES

-    INVESTMENT TECHNIQUES AND PRACTICES

     In pursuing its investment objective and investment policies, the Bond Series may engage in the following principal and non-principal investment techniques and practices to the extent to which these techniques and practices are consistent with the series' investment objective. Investment techniques and practices which the series will use or currently anticipates using are denoted by a check /X/ mark. However, the series may not use all of these techniques and practices. Investment techniques and practices which the series does not currently anticipate using but which the series reserves the freedom to use are denoted by a dash (--) mark. Investment techniques and practices which are the principal focus of the series are also described, together with their risks, in the Risk Return Summary of the Prospectus. Both principal and non-principal investment techniques and practices are described, together with their risks, in the SAI.

INVESTMENT TECHNIQUES/PRACTICES

     SYMBOLS

     /X/  SERIES USES, OR CURRENTLY ANTICIPATES USING

     -- PERMITTED, BUT SERIES DOES NOT CURRENTLY ANTICIPATE USING

     DEBT SECURITIES
      ASSET-BACKED SECURITIES
       Collateralized Mortgage Obligations and Multiclass
        Pass-Through Securities                                      /X/
       Corporate Asset-Backed Securities                             /X/
       Mortgage Pass-Through Securities                              /X/
       Stripped Mortgage-Backed Securities                           /X/
      Corporate Securities                                           /X/
      Loans and Other Direct Indebtedness                            /X/
      Lower Rated Bonds                                              /X/
      Municipal Bonds                                                /X/
      U.S. Government Securities                                     /X/
      Variable and Floating Rate Obligations                         /X/
      Zero Coupon Bonds, Deferred Interest Bonds and PIK
       Bonds                                                         /X/
     Equity Securities                                               /X/
     FOREIGN SECURITIES EXPOSURE
      Brady Bonds                                                    /X/
      Depositary Receipts                                            /X/
      Dollar-Denominated Foreign Debt Securities                     /X/
      Emerging Markets                                               /X/
      Foreign Securities                                             /X/
     Forward Contracts                                               /X/
     Futures Contracts                                               /X/
     Indexed Securities/Structured Products                          /X/
     Inverse Floating Rate Obligations                                --
     INVESTMENT IN OTHER INVESTMENT COMPANIES
      Open-End                                                       /X/
      Closed-End                                                     /X/
     Lending of Portfolio Securities                                 /X/
     LEVERAGING TRANSACTIONS
      Bank Borrowings                                                 --
      Mortgage "Dollar-Roll" Transactions                            /X/
      Reverse Repurchase Agreements                                   --
     OPTIONS
      Options on Foreign Currencies                                  /X/
      Options on Futures Contracts                                   /X/
      Options on Securities                                          /X/
      Options on Stock Indices                                        --
      Reset Options                                                   --
      "Yield Curve" Options                                          /X/
     Repurchase Agreements                                           /X/
     Short Sales                                                      --
     Short Term Instruments                                          /X/
     Swaps and Related Derivative Instruments                        /X/
     Temporary Borrowings                                            /X/
     Temporary Defensive Positions                                   /X/
     "When-Issued" Securities                                        /X/

APPENDIX A                                          CAPITAL OPPORTUNITIES SERIES

-    INVESTMENT TECHNIQUES AND PRACTICES

     In pursuing its investment objective and investment policies, the Capital Opportunities Series may engage in the following principal and non-principal investment techniques and practices to the extent to which these techniques and practices are consistent with the series' investment objective. Investment techniques and practices which the series will use or currently anticipates using are denoted by a check /X/ mark. However, the series may not use all of these techniques and practices. Investment techniques and practices which the series does not currently anticipate using but which the series reserves the freedom to use are denoted by a dash (--) mark. Investment techniques and practices which are the principal focus of the series are also described, together with their risks, in the Risk Return Summary of the Prospectus. Both principal and non-principal investment techniques and practices are described, together with their risks, in the SAI.

     INVESTMENT TECHNIQUES/PRACTICES

     SYMBOLS

     /X/ SERIES USES, OR CURRENTLY ANTICIPATES USING

     -- PERMITTED, BUT SERIES DOES NOT CURRENTLY ANTICIPATE USING

     DEBT SECURITIES
      ASSET-BACKED SECURITIES
       Collateralized Mortgage Obligations and Multiclass
        Pass-Through Securities                                       --
       Corporate Asset-Backed Securities                              --
       Mortgage Pass-Through Securities                               --
       Stripped Mortgage-Backed Securities                            --
      Corporate Securities                                           /X/
      Loans and Other Direct Indebtedness                             --
      Lower Rated Bonds                                              /X/
      Municipal Bonds                                                 --
      U.S. Government Securities                                     /X/
      Variable and Floating Rate Obligations                         /X/
      Zero Coupon Bonds, Deferred Interest Bonds and PIK
       Bonds                                                         /X/
     Equity Securities                                               /X/
     FOREIGN SECURITIES EXPOSURE
      Brady Bonds                                                    /X/
      Depositary Receipts                                            /X/
      Dollar-Denominated Foreign Debt Securities                      --
      Emerging Markets                                               /X/
      Foreign Securities                                             /X/
     Forward Contracts                                               /X/
     Futures Contracts                                               /X/
     Indexed Securities/Structured Products                           --
     Inverse Floating Rate Obligations                                --
     INVESTMENT IN OTHER INVESTMENT COMPANIES
      Open-End Funds                                                 /X/
      Closed-End Funds                                               /X/
     Lending of Portfolio Securities                                 /X/
     LEVERAGING TRANSACTIONS
      Bank Borrowings                                                 --
      Mortgage "Dollar-Roll" Transactions                            /X/
      Reverse Repurchase Agreements                                   --
     OPTIONS
      Options on Foreign Currencies                                  /X/
      Options on Futures Contracts                                   /X/
      Options on Securities                                          /X/
      Options on Stock Indices                                       /X/
      Reset Options                                                   --
      "Yield Curve" Options                                           --
     Repurchase Agreements                                           /X/
     Short Sales                                                     /X/
     Short Term Instruments                                          /X/
     Swaps and Related Derivative Instruments                         --
     Temporary Borrowings                                            /X/
     Temporary Defensive Positions                                   /X/
     "When-Issued" Securities                                        /X/

APPENDIX A                                                EMERGING GROWTH SERIES

-    INVESTMENT TECHNIQUES AND PRACTICES

     In pursuing its investment objective and investment policies, the Emerging Growth Series may engage in the following principal and non-principal investment techniques and practices to the extent to which these techniques and practices are consistent with the series' investment objective. Investment techniques and practices which the series will use or currently anticipates using are denoted by a check /X/ mark. However, the series may not use all of these techniques and practices. Investment techniques and practices which the series does not currently anticipate using but which the series reserves the freedom to use are denoted by a dash (--) mark. Investment techniques and practices which are the principal focus of the series are also described, together with their risks, in the Risk Return Summary of the Prospectus. Both principal and non-principal investment techniques and practices are described, together with their risks, in the SAI.

     INVESTMENT TECHNIQUES/PRACTICES

     SYMBOLS

     /X/ SERIES USES, OR CURRENTLY ANTICIPATES USING

     -- PERMITTED, BUT SERIES DOES NOT CURRENTLY ANTICIPATE USING

     DEBT SECURITIES
      ASSET-BACKED SECURITIES
       Collateralized Mortgage Obligations and Multiclass
        Pass-Through Securities                                      --
       Corporate Asset-Backed Securities                             --
       Mortgage Pass-Through Securities                              --
       Stripped Mortgage-Backed Securities                           --
      Corporate Securities                                          /X/
      Loans and Other Direct Indebtedness                            --
      Lower Rated Bonds                                             /X/
      Municipal Bonds                                                --
      U.S. Government Securities                                    /X/
      Variable and Floating Rate Obligations                        /X/
      Zero Coupon Bonds, Deferred Interest Bonds
       and PIK Bonds                                                 --
     Equity Securities                                               /X/
     FOREIGN SECURITIES EXPOSURE
      Brady Bonds                                                     --
      Depositary Receipts                                            /X/
      Dollar-Denominated Foreign Debt Securities                      --
      Emerging Markets                                               /X/
      Foreign Securities                                             /X/
     Forward Contracts                                               /X/
     Futures Contracts                                               /X/
     Indexed Securities/Structured Products                           --
     Inverse Floating Rate Obligations                                --
     INVESTMENT IN OTHER INVESTMENT COMPANIES
      Open-End Funds                                                 /X/
      Closed-End Funds                                               /X/
     Lending of Portfolio Securities                                 /X/
     LEVERAGING TRANSACTIONS
      Bank Borrowings                                                 --
      Mortgage "Dollar-Roll" Transactions                            /X/
      Reverse Repurchase Agreements                                   --
     OPTIONS
      Options on Foreign Currencies                                  /X/
      Options on Futures Contracts                                   /X/
      Options on Securities                                          /X/
      Options on Stock Indices                                       /X/
      Reset Options                                                   --
      "Yield Curve" Options                                           --
     Repurchase Agreements                                           /X/
     Short Sales                                                     /X/
     Short Term Instruments                                          /X/
     Swaps and Related Derivative Instruments                         --
     Temporary Borrowings                                            /X/
     Temporary Defensive Positions                                   /X/
     "When-Issued" Securities                                        /X/

APPENDIX A                                 INVESTORS GROWTH STOCK SERIES

-    INVESTMENT TECHNIQUES AND PRACTICES

     In pursuing its investment objective and investment policies, the Investors Growth Stock Series may engage in the following principal and non-principal investment techniques and practices to the extent to which these techniques and practices are consistent with the series' investment objective. Investment techniques and practices which the series will use or currently anticipates using are denoted by a check /X/ mark. However, the series may not use all of these techniques and practices. Investment techniques and practices which the series does not currently anticipate using but which the series reserves the freedom to use are denoted by a dash (--) mark. Investment techniques and practices which are the principal focus of the series are also described, together with their risks, in the Risk Return Summary of the Prospectus. Both principal and non-principal investment techniques and practices are described, together with their risks, in the SAI.

     INVESTMENT TECHNIQUES/PRACTICES

     SYMBOLS

     /X/ SERIES USES, OR CURRENTLY ANTICIPATES USING

     -- PERMITTED, BUT SERIES DOES NOT CURRENTLY ANTICIPATE USING

     DEBT SECURITIES
      ASSET-BACKED SECURITIES
       Collateralized Mortgage Obligations and Multiclass
        Pass-Through Securities                                       --
       Corporate Asset-Backed Securities                              --
       Mortgage Pass-Through Securities                               --
       Stripped Mortgage-Backed Securities                            --
      Corporate Securities                                            --
      Loans and Other Direct Indebtedness                             --
      Lower Rated Bonds                                               --
      Municipal Bonds                                                 --
      U.S. Government Securities                                     /X/
      Variable and Floating Rate Obligations                         /X/
      Zero Coupon Bonds, Deferred Interest Bonds and PIK
       Bonds                                                          --
     Equity Securities                                               /X/
     FOREIGN SECURITIES EXPOSURE
      Brady Bonds                                                     --
      Depositary Receipts                                            /X/
      Dollar-Denominated Foreign Debt Securities                      --
      Emerging Markets                                               /X/
      Foreign Securities                                             /X/
     Forward Contracts                                               /X/
     Futures Contracts                                               /X/
     Indexed Securities/Structured Products                           --
     Inverse Floating Rate Obligations                                --
     INVESTMENT IN OTHER INVESTMENT COMPANIES
      Open-End Funds                                                 /X/
      Closed-End Funds                                               /X/
     Lending of Portfolio Securities                                 /X/
     LEVERAGING TRANSACTIONS
      Bank Borrowings                                                 --
      Mortgage "Dollar-Roll" Transactions                            /X/
      Reverse Repurchase Agreements                                   --
     OPTIONS
      Options on Foreign Currencies                                  /X/
      Options on Futures Contracts                                   /X/
      Options on Securities                                          /X/
      Options on Stock Indices                                       /X/
      Reset Options                                                   --
      "Yield Curve" Options                                           --
     Repurchase Agreements                                           /X/
     Short Sales                                                     /X/
     Short Term Instruments                                          /X/
     Swaps and Related Derivative Instruments                         --
     Temporary Borrowing                                             /X/
     Temporary Defensive Positions                                   /X/
     "When-Issued" Securities                                        /X/

APPENDIX A                                                  NEW DISCOVERY SERIES

-    INVESTMENT TECHNIQUES AND PRACTICES

     In pursuing its investment objective and investment policies, the New Discovery Series may engage in the following principal and non-principal investment techniques and practices to the extent to which these techniques and practices are consistent with the series' investment objective. Investment techniques and practices which the series will use or currently anticipates using are denoted by a check /X/ mark. However, the series may not use all of these techniques and practices. Investment techniques and practices which the series does not currently anticipate using but which the series reserves the freedom to use are denoted by a dash (--) mark. Investment techniques and practices which are the principal focus of the series are also described, together with their risks, in the Risk Return Summary of the Prospectus. Both principal and non-principal investment techniques and practices are described, together with their risks, in the SAI.

     INVESTMENT TECHNIQUES/PRACTICES

     SYMBOLS

     /X/ SERIES USES, OR CURRENTLY ANTICIPATES USING

     -- PERMITTED, BUT SERIES DOES NOT CURRENTLY ANTICIPATE USING

     DEBT SECURITIES
      ASSET-BACKED SECURITIES
       Collateralized Mortgage Obligations and Multiclass
        Pass-Through Securities                                       --
       Corporate Asset-Backed Securities                              --
       Mortgage Pass-Through Securities                               --
       Stripped Mortgage-Backed Securities                            --
      Corporate Securities                                           /X/
       Loans and Other Direct Indebtedness                            --
       Lower Rated Bonds                                             /X/
       Municipal Bonds                                                --
       U.S. Government Securities                                    /X/
       Variable and Floating Rate Obligations                        /X/
       Zero Coupon Bonds, Deferred Interest Bonds and PIK
        Bonds                                                        /X/
     Equity Securities                                               /X/
     FOREIGN SECURITIES EXPOSURE
      Brady Bonds                                                     --
      Depositary Receipts                                            /X/
      Dollar-Denominated Foreign Debt Securities                     /X/
      Emerging Markets                                               /X/
      Foreign Securities                                             /X/
     Forward Contracts                                               /X/
     Futures Contracts                                               /X/
     Indexed Securities/Structured Products                          /X/
     Inverse Floating Rate Obligations                                --
     INVESTMENT IN OTHER INVESTMENT COMPANIES
      Open-End                                                       /X/
      Closed-End                                                     /X/
     Lending of Portfolio Securities                                 /X/
     LEVERAGING TRANSACTIONS
      Bank Borrowings                                                 --
      Mortgage "Dollar-Roll" Transactions                            /X/
      Reverse Repurchase Agreements                                   --
     OPTIONS
      Options on Foreign Currencies                                  /X/
      Options on Futures Contracts                                   /X/
      Options on Securities                                          /X/
      Options on Stock Indices                                       /X/
      Reset Options                                                  /X/
      "Yield Curve" Options                                          /X/
     Repurchase Agreements                                           /X/
     Short Sales                                                     /X/
     Short Term Instruments                                          /X/
     Swaps and Related Derivative Instruments                        /X/
     Temporary Borrowings                                            /X/
     Temporary Defensive Positions                                   /X/
     "When-Issued" Securities                                        /X/

APPENDIX A                                                       RESEARCH SERIES

-    INVESTMENT TECHNIQUES AND PRACTICES

     In pursuing its investment objective and investment policies, the Research Series may engage in the following principal and non-principal investment techniques and practices to the extent to which these techniques and practices are consistent with the series' investment objective. Investment techniques and practices which the series will use or currently anticipates using are denoted by a check /X/ mark. However, the series may not use all of these techniques and practices. Investment techniques and practices which the series does not currently anticipate using but which the series reserves the freedom to use are denoted by a dash (--) mark. Investment techniques and practices which are the principal focus of the series are also described, together with their risks, in the Risk Return Summary of the Prospectus. Both principal and non-principal investment techniques and practices are described, together with their risks, in the SAI.

     INVESTMENT TECHNIQUES/PRACTICES

     SYMBOLS

     /X/ SERIES USES, OR CURRENTLY ANTICIPATES USING

     -- PERMITTED, BUT SERIES DOES NOT CURRENTLY ANTICIPATE USING

     DEBT SECURITIES
      ASSET-BACKED SECURITIES
       Collateralized Mortgage Obligations and Multiclass
        Pass-Through Securities                                       --
       Corporate Asset-Backed Securities                              --
       Mortgage Pass-Through Securities                               --
       Stripped Mortgage-Backed Securities                            --
      Corporate Securities                                           /X/
      Loans and Other Direct Indebtedness                             --
      Lower Rated Bonds                                              /X/
      Municipal Bonds                                                 --
      U.S. Government Securities                                     /X/
      Variable and Floating Rate Obligations                         /X/
      Zero Coupon Bonds, Deferred Interest Bonds and PIK
       Bonds                                                          --
     Equity Securities                                               /X/
     FOREIGN SECURITIES EXPOSURE
      Brady Bonds                                                     --
      Depositary Receipts                                            /X/
      Dollar-Denominated Foreign Debt Securities                     /X/
      Emerging Markets                                               /X/
      Foreign Securities                                             /X/
     Forward Contracts                                               /X/
     Futures Contracts                                               /X/
     Indexed Securities/Structured Products                          /X/
     Inverse Floating Rate Obligations                                --
     INVESTMENT IN OTHER INVESTMENT COMPANIES
      Open-End Funds                                                 /X/
      Closed-End Funds                                               /X/
     Lending of Portfolio Securities                                 /X/
     LEVERAGING TRANSACTIONS
      Bank Borrowings                                                 --
      Mortgage "Dollar-Roll" Transactions                            /X/
      Reverse Repurchase Agreements                                   --
     OPTIONS
      Options on Foreign Currencies                                  /X/
      Options on Futures Contracts                                   /X/
      Options on Securities                                          /X/
      Options on Stock Indices                                       /X/
      Reset Options                                                   --
      "Yield Curve" Options                                           --
     Repurchase Agreements                                           /X/
     Short Sales                                                     /X/
     Short Term Instruments                                          /X/
     Swaps and Related Derivative Instruments                         --
     Temporary Borrowings                                            /X/
     Temporary Defensive Positions                                   /X/
     "When-Issued" Securities                                        /X/

APPENDIX A                                                      UTILITIES SERIES

-    INVESTMENT TECHNIQUES AND PRACTICES

     In pursuing its investment objective and investment policies, the Utilities Series may engage in the following principal and non-principal investment techniques and practices to the extent to which these techniques and practices are consistent with the series' investment objective. Investment techniques and practices which the series will use or currently anticipates using are denoted by a check /X/ mark. However, the series may not use all of these techniques and practices. Investment techniques and practices which the series does not currently anticipate using but which the series reserves the freedom to use are denoted by a dash (--) mark. Investment techniques and practices which are the principal focus of the series are also described, together with their risks, in the Risk Return Summary of the Prospectus. Both principal and non-principal investment techniques and practices are described, together with their risks, in the SAI.

     INVESTMENT TECHNIQUES/PRACTICES

     SYMBOLS

     /X/ SERIES USES, OR CURRENTLY ANTICIPATES USING

     -- PERMITTED, BUT SERIES DOES NOT CURRENTLY ANTICIPATE USING

     DEBT SECURITIES
      ASSET-BACKED SECURITIES                                        /X/
       Collateralized Mortgage Obligations and Multiclass
        Pass-Through Securities                                      /X/
       Corporate Asset-Backed Securities                             /X/
       Mortgage Pass-Through Securities                              /X/
       Stripped Mortgage-Backed Securities                            --
      Corporate Securities                                           /X/
      Loans and Other Direct Indebtedness                            /X/
      Lower Rated Bonds                                              /X/
      Municipal Bonds                                                /X/
      U.S. Government Securities                                     /X/
      Variable and Floating Rate Obligations                         /X/
      Zero Coupon Bonds, Deferred Interest Bonds and PIK
       Bonds                                                         /X/
     Equity Securities                                               /X/
     FOREIGN SECURITIES EXPOSURE
      Brady Bonds                                                    /X/
      Depositary Receipts                                            /X/
      Dollar-Denominated Foreign Debt Securities                     /X/
      Emerging Markets                                               /X/
      Foreign Securities                                             /X/
     Forward Contracts                                               /X/
     Futures Contracts                                               /X/
     Indexed Securities/Structured Products                          /X/
     Inverse Floating Rate Obligations                                --
     INVESTMENT IN OTHER INVESTMENT COMPANIES
      Open-End                                                       /X/
      Closed-End                                                     /X/
     Lending of Portfolio Securities                                 /X/
     LEVERAGING TRANSACTIONS
      Bank Borrowings                                                 --
      Mortgage "Dollar-Roll" Transactions                            /X/
      Reverse Repurchase Agreements                                   --
     OPTIONS
      Options on Foreign Currencies                                  /X/
      Options on Futures Contracts                                   /X/
      Options on Securities                                          /X/
      Options on Stock Indices                                       /X/
      Reset Options                                                   --
      "Yield Curve" Options                                           --
     Repurchase Agreements                                           /X/
     Short Sales                                                     /X/
     Short Term Instruments                                          /X/
     Swaps and Related Derivative Instruments                         --
     Temporary Borrowings                                            /X/
     Temporary Defensive Positions                                   /X/
     "When-Issued" Securities                                        /X/

MFS(R) VARIABLE INSURANCE TRUST(SM)

If you want more information about the trust and its series, the following documents are available free upon request:

ANNUAL/SEMIANNUAL REPORTS. These reports contain information about the series' actual investments. Annual reports discuss the effect of recent market conditions and the series' investment strategy on the series' performance during their last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI). The SAI, dated May 1, 2004, provides more detailed information about the trust and its series and is incorporated into this prospectus by reference.

YOU CAN GET FREE COPIES OF THE ANNUAL/SEMIANNUAL REPORTS, THE SAI AND OTHER INFORMATION ABOUT THE TRUST AND ITS SERIES, AND MAKE INQUIRIES ABOUT THE TRUST AND ITS SERIES, BY CONTACTING:

     MFS Service Center, Inc.
     2 Avenue de Lafayette
     Boston, MA 02111-1738
     Telephone: 1-800-343-2829, EXT. 3500
     Internet: http://www.mfs.com

Information about the trust and its series (including its prospectus, SAI and shareholder reports) can be reviewed and copied at the:

     Public Reference Room
     Securities and Exchange Commission
     Washington, D.C., 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 202-942-8090. Reports and other information about the trust and its series are available on the EDGAR Databases on the Commission's Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section at the above address.

     The trust's Investment Company Act file number is 811-8326


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